UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)
(showing percentage of total net assets)

Intrinsic Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.21%

Aerospace - 0.58%
Goodrich Corp.	300	$13,500
Northrop Grumman Corp.	1,000	66,930
Raytheon Company	600	30,624

		111,054
Agriculture - 0.38%
Archer-Daniels-Midland Company	2,100	73,710

Aluminum - 0.50%
Alcoa, Inc.	3,100	96,627

Amusement & Theme Parks - 0.70%
Walt Disney Company	4,100	135,505

Apparel & Textiles - 1.04%
Jones Apparel Group, Inc.	1,400	47,040
Liz Claiborne, Inc.	1,200	51,300
Mohawk Industries, Inc. *	400	30,972
VF Corp.	900	70,551

		199,863
Auto Parts - 0.71%
AutoZone, Inc. *	200	22,722
Johnson Controls, Inc.	900	73,197
O'Reilly Automotive, Inc. *	1,000	31,670
TRW Automotive Holdings Corp. *	400	9,936

		137,525
Auto Services - 0.29%
AutoNation, Inc. *	2,700	55,647

Automobiles - 1.75%
Ford Motor Company	22,600	183,738
General Motors Corp.	2,800	81,844
PACCAR, Inc.	1,100	71,830

		337,412
Banking - 6.18%
Bank of America Corp.	7,700	414,645
Bank of New York Company, Inc.	1,500	53,310
BB&T Corp.	1,500	64,515
Comerica, Inc.	1,800	104,850
Fifth Third Bancorp	1,100	43,373
First Horizon National Corp.	800	31,888
Huntington Bancshares, Inc.	1,000	24,310
KeyCorp	2,500	90,250
National City Corp.	7,900	285,190
US Bancorp	2,300	77,372

		1,189,703
Biotechnology - 0.17%
Applera Corp.	900	32,796

Broadcasting - 0.76%
CBS Corp., Class B	2,200	65,450
News Corp.	3,900	80,340

		145,790
Building Materials & Construction - 0.45%
American Standard Companies, Inc.	400	17,924

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Masco Corp.	2,400	$68,856

		86,780
Business Services - 1.30%
Affiliated Computer Services, Inc., Class A *	700	35,385
Computer Sciences Corp. *	700	36,540
Convergys Corp. *	1,300	31,356
Electronic Data Systems Corp.	500	13,570
First Data Corp.	1,200	30,300
Manpower, Inc.	600	42,600
Moody's Corp.	200	13,896
Pitney Bowes, Inc.	1,000	46,090

		249,737
Cable and Television - 0.61%
Comcast Corp., Class A *	2,900	117,334

Chemicals - 0.44%
Air Products & Chemicals, Inc.	400	27,656
PPG Industries, Inc.	900	57,870

		85,526
Commercial Services - 0.04%
Western Union Company *	300	6,840

Computers & Business Equipment - 1.98%
CDW Corp.	200	14,100
Dell, Inc. *	4,400	119,856
Hewlett-Packard Company	1,900	74,974
Ingram Micro, Inc., Class A *	1,600	32,608
International Business Machines Corp.	900	82,728
Lexmark International, Inc. *	400	27,592
Tech Data Corp. *	700	29,274

		381,132
Containers & Glass - 0.06%
Smurfit-Stone Container Corp. *	1,100	11,803

Crude Petroleum & Natural Gas - 0.86%
Apache Corp.	400	27,972
Devon Energy Corp.	500	36,685
Occidental Petroleum Corp.	2,000	100,680

		165,337
Electrical Equipment - 0.18%
Emerson Electric Company	400	34,680

Electrical Utilities - 0.08%
CenterPoint Energy, Inc.	900	14,715

Electronics - 0.07%
Thermo Electron Corp. *	300	13,149

Financial Services - 17.38%
Bear Stearns Companies, Inc.	300	45,744
Capital One Financial Corp.	200	15,576
CIT Group, Inc.	500	26,005
Citigroup, Inc.	18,200	902,538
Countrywide Financial Corp.	700	27,804

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Federal Home Loan Mortgage Corp.	4,700	$315,652
Federal National Mortgage Association	6,200	353,586
Fidelity National Information Services, Inc.	537	21,426
Fiserv, Inc. *	400	20,444
Goldman Sachs Group, Inc.	900	175,320
IndyMac Bancorp, Inc.	300	13,785
Janus Capital Group, Inc.	500	10,130
JP Morgan Chase & Company	6,700	310,076
Knight Capital Group, Inc. *	600	10,566
Lehman Brothers Holdings, Inc.	800	58,936
Mellon Financial Corp.	1,400	56,322
Merrill Lynch & Company, Inc.	2,200	192,346
Morgan Stanley	5,600	426,496
PNC Financial Services Group, Inc.	1,900	134,311
State Street Corp. (c)	500	31,065
Washington Mutual, Inc.	4,500	196,560

		3,344,688
Food & Beverages - 1.99%
H.J. Heinz Company	700	31,115
Kraft Foods, Inc., Class A	4,200	147,210
Pepsi Bottling Group, Inc.	700	21,924
PepsiAmericas, Inc.	500	10,420
Sara Lee Corp.	3,800	63,004
Starbucks Corp. *	1,100	38,819
Tyson Foods, Inc., Class A	4,500	71,505

		383,997
Healthcare Products - 0.26%
Biomet, Inc.	400	15,124
Stryker Corp.	400	20,744
Zimmer Holdings, Inc. *	200	14,592

		50,460
Healthcare Services - 2.85%
Cardinal Health, Inc.	2,400	155,088
Caremark Rx, Inc.	200	9,460
Express Scripts, Inc. *	600	40,920
Lincare Holdings, Inc. *	300	11,301
McKesson Corp.	3,200	158,080
Quest Diagnostics, Inc.	600	31,902
UnitedHealth Group, Inc.	2,900	142,332

		549,083
Homebuilders - 0.73%
Centex Corp.	500	27,670
KB Home	400	20,676
Lennar Corp., Class A	600	31,500
M.D.C. Holdings, Inc.	200	11,426
Pulte Homes, Inc.	500	16,870
Ryland Group, Inc.	600	31,650

		139,792
Hotels & Restaurants - 0.14%
Brinker International, Inc.	600	27,282

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Appliances - 0.35%
Whirlpool Corp.	800	$68,240

Household Products - 0.17%
Energizer Holdings, Inc. *	200	13,218
Newell Rubbermaid, Inc.	700	19,943

		33,161
Industrial Machinery - 0.74%
Cummins, Inc.	200	23,984
Deere & Company	500	48,000
Parker-Hannifin Corp.	400	33,392
Terex Corp. *	400	22,408
W.W. Grainger, Inc.	200	14,472

		142,256
Insurance - 7.06%
Aetna, Inc.	600	24,786
AFLAC, Inc.	2,900	128,006
Allstate Corp.	2,200	139,656
Ambac Financial Group, Inc.	800	68,512
American Financial Group, Inc.	600	31,326
American International Group, Inc.	4,100	288,312
Aon Corp.	1,200	42,816
CIGNA Corp.	200	25,210
Commerce Group, Inc.	400	12,204
Conseco, Inc. *	600	11,934
First American Corp.	700	27,027
Hartford Financial Services Group, Inc.	200	17,152
Lincoln National Corp.	900	57,231
Marsh & McLennan Companies, Inc.	100	3,142
MBIA, Inc.	1,100	76,615
MGIC Investment Corp.	600	34,776
Nationwide Financial Services, Inc., Class A	400	20,800
Old Republic International Corp.	1,600	36,080
PMI Group, Inc.	900	38,979
Progressive Corp.	2,100	47,355
Protective Life Corp.	400	18,888
Radian Group, Inc.	800	42,568
Torchmark Corp.	700	44,254
Transatlantic Holdings, Inc.	200	12,376
UnumProvident Corp.	3,300	67,584
W.R. Berkley Corp.	1,200	42,132

		1,359,721
International Oil - 1.35%
Anadarko Petroleum Corp., ADR	2,700	133,272
ChevronTexaco Corp.	1,100	79,552
ConocoPhillips	700	47,110

		259,934
Liquor - 0.25%
Anheuser-Busch Companies, Inc.	1,000	47,510

Manufacturing - 0.94%
Danaher Corp.	400	29,248
Eaton Corp.	600	46,248

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Harley-Davidson, Inc.	400	$29,508
Illinois Tool Works, Inc.	600	28,320
Snap-on, Inc.	500	23,750
SPX Corp.	400	24,444

		181,518
Medical-Hospitals - 0.16%
Health Management Associates, Inc., Class A	600	12,300
Tenet Healthcare Corp. *	2,700	19,143

		31,443
Metal & Metal Products - 0.20%
Reliance Steel & Aluminum Company	1,000	38,490

Office Furnishings & Supplies - 0.20%
Office Depot, Inc. *	500	18,930
OfficeMax, Inc.	400	18,828

		37,758
Paper - 0.19%
International Paper Company	1,100	36,410

Petroleum Services - 4.43%
Exxon Mobil Corp.	11,100	852,591

Pharmaceuticals - 11.73%
Abbott Laboratories	1,100	51,326
AmerisourceBergen Corp.	2,800	128,772
Barr Pharmaceuticals, Inc. *	200	10,216
Bristol-Myers Squibb Company	4,000	99,320
Forest Laboratories, Inc. *	1,400	68,180
King Pharmaceuticals, Inc. *	3,200	52,896
Merck & Company, Inc.	16,600	738,866
Pfizer, Inc.	40,300	1,107,847

		2,257,423
Photography - 0.31%
Eastman Kodak Company	2,300	59,846

Publishing - 0.83%
Gannett Company, Inc.	2,300	136,896
Tribune Company	700	22,260

		159,156
Railroads & Equipment - 0.80%
Burlington Northern Santa Fe Corp.	800	60,128
CSX Corp.	400	14,344
Norfolk Southern Corp.	500	24,625
Union Pacific Corp.	600	54,312

		153,409
Retail Grocery - 2.14%
Safeway, Inc.	5,500	169,455
SUPERVALU, Inc.	1,700	58,242
The Kroger Company	8,600	184,556

		412,253
Retail Trade - 8.24%
AnnTaylor Stores Corp. *	300	10,350
Bed Bath & Beyond, Inc. *	800	31,000

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Best Buy Company, Inc.	300	$16,491
Big Lots, Inc. *	500	11,155
BJ's Wholesale Club, Inc. *	900	29,070
Circuit City Stores, Inc.	500	12,480
Costco Wholesale Corp.	1,200	62,712
Dillard's, Inc., Class A	400	14,228
Dollar General Corp.	1,500	23,310
Dollar Tree Stores, Inc. *	1,700	51,017
Family Dollar Stores, Inc.	1,700	47,413
Foot Locker, Inc.	1,000	22,900
Gap, Inc.	1,400	26,208
Home Depot, Inc.	12,800	486,016
Lowe's Companies, Inc.	7,000	211,120
Rent-A-Center, Inc. *	500	13,670
Staples, Inc.	700	17,829
Target Corp.	500	29,045
The TJX Companies, Inc.	1,100	30,162
Walgreen Company	1,300	52,637
Wal-Mart Stores, Inc.	8,400	387,240

		1,586,053
Sanitary Services - 0.25%
Allied Waste Industries, Inc. *	900	11,412
Waste Management, Inc.	1,000	36,610

		48,022
Semiconductors - 0.28%
Intel Corp.	1,900	40,565
Intersil Corp., Class A	500	12,385

		52,950
Software - 0.47%
BEA Systems, Inc. *	1,500	20,655
BMC Software, Inc. *	200	6,512
Intuit, Inc. *	400	12,592
Microsoft Corp.	1,700	49,861

		89,620
Steel - 0.37%
Nucor Corp.	1,200	71,820

Telecommunications Equipment &
Services - 0.12%
Polycom, Inc. *	800	23,072

Telephone - 8.94%
AT&T, Inc.	17,900	606,989
BellSouth Corp.	4,700	209,573
CenturyTel, Inc.	1,500	63,825
Qwest Communications International, Inc. *	3,500	26,915
Verizon Communications, Inc.	23,300	814,102

		1,721,404
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	600	10,110

Tobacco - 1.65%
Altria Group, Inc.	3,000	252,630

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tobacco (continued)
Reynolds American, Inc.	400	$25,696
UST, Inc.	700	39,186

		317,512
Toys, Amusements & Sporting Goods - 0.16%
Mattel, Inc.	1,400	30,730

Transportation - 0.07%
C.H. Robinson Worldwide, Inc.	300	13,200

Travel Services - 0.16%
Sabre Holdings Corp.	1,100	30,173

Trucking & Freight - 1.12%
Fedex Corp.	1,600	184,688
Ryder Systems, Inc.	600	31,302

		215,990

TOTAL COMMON STOCKS (Cost $16,798,847)		$18,519,742

REPURCHASE AGREEMENTS - 6.87%
Repurchase Agreement with State
Street Corp. dated 11/30/2006 at
3.95% to be repurchased at
$1,322,145 on 12/01/2006,
collateralized by $1,295,000
Federal Home Loan Bank, 5.375%
due 05/15/2019 (valued at
$1,350,038, including interest) (c)	$1,322,000	$1,322,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,322,000)		$1,322,000

Total Investments (Intrinsic Value Fund)
(Cost $18,120,847) - 103.08%		$19,841,742

Liabilities in Excess of Other Assets - (3.08)%		(592,653)

TOTAL NET ASSETS - 100.00%		$19,249,089

Footnotes

Percentages are states as a percent of net assets.

Key to Security Abbreviations and Legend

ADR – American Depositary Receipts

* Non-Income Producing

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank

JOHN HANCOCK FUNDS III
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at November 30, 2006:

					Unrealized
					Appreciation
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

Intrinsic Value	S&P 500 Index	1	Long	Dec 2006	($832)

					($832)

At November 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

	Unrealized	Unrealized	Net Unrealized
Fund	Appreciation	(Depreciation)	Appreciation/ (Depreciation)

Intrinsic Value	1,815,303	(94,408)	1,720,895

For more information

Trustees
James M. Oates, *Chairman**
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook
William H. Cunningham
Charles L. Ladner*
Hassell H. McClellan

* Members of the Audit Committee
† Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Investment
Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo,
Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Intrinsic Value Fund.

510Q3 11/06
1/07

John Hancock

MUTUAL FUNDS

John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)
(showing percentage of total net assets)

Value Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.42%
Aerospace - 0.50%
Alliant Techsystems, Inc. *	800	$61,848
Armor Holdings, Inc. *	200	11,310
Curtiss Wright Corp.	800	28,440

		101,598
Air Freight - 0.21%
ExpressJet Holdings, Inc. *	5,500	43,450
Aluminum - 0.10%
Superior Essex, Inc. *	600	21,240
Apparel & Textiles - 4.45%
Brown Shoe, Inc.	1,100	52,184
Columbia Sportswear Company	2,200	129,470
Jones Apparel Group, Inc.	5,900	198,240
Kellwood Company	2,100	65,625
K-Swiss, Inc., Class A	1,200	39,852
Liz Claiborne, Inc.	7,100	303,525
Skechers United States of America, Inc.,
Class A *	300	8,850
Stride Rite Corp.	1,000	15,630
Timberland Company., Class A *	2,500	78,125
Wolverine World Wide, Inc.	700	20,342

		911,843
Auto Parts - 1.77%
American Axle & Manufacturing Holdings, Inc.	2,100	38,430
ArvinMeritor, Inc.	4,000	69,240
BorgWarner, Inc.	900	52,020
Keystone Automotive Industries, Inc. *	200	7,174
O'Reilly Automotive, Inc. *	2,400	76,008
Superior Industries International, Inc.	3,300	65,109
TRW Automotive Holdings Corp. *	2,200	54,648

		362,629
Auto Services - 0.75%
AutoNation, Inc. *	4,500	92,745
Copart, Inc. *	1,100	33,231
Lithia Motors, Inc., Class A	1,100	28,446

		154,422
Automobiles - 1.68%
Asbury Automotive Group, Inc.	700	16,478
Group 1 Automotive, Inc.	2,700	137,673
Tenneco, Inc. *	900	21,222
United Auto Group, Inc.	7,200	168,984

		344,357
Banking - 9.20%
Amcore Financial, Inc.	300	9,552
Anchor BanCorp Wisconsin, Inc.	1,200	34,392
Associated Banc-Corp.	2,200	73,128
Astoria Financial Corp.	4,800	143,520
BancFirst Corp.	200	10,654
BancorpSouth, Inc.	2,700	70,335
BankUnited Financial Corp., Class A	600	15,300
Banner Corp.	200	9,132

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Cathay General Bancorp, Inc.	300	$10,308
Chemical Financial Corp.	600	19,596
Chittenden Corp.	300	9,024
Citizens Banking Corp.	600	16,104
City National Corp.	700	47,474
Commerce Bancshares, Inc.	1,785	86,733
Cullen Frost Bankers, Inc.	600	32,700
Dime Community Bancorp, Inc.	800	11,256
Downey Financial Corp.	1,300	94,640
First Citizens Bancshares, Inc.	100	19,955
First Horizon National Corp.	2,900	115,594
First Indiana Corp.	600	14,898
First Midwest BanCorp, Inc., Illinois	700	26,075
FirstFed Financial Corp. *	700	45,514
FirstMerit Corp.	1,800	42,660
Flagstar Bancorp, Inc.	2,800	42,140
Greater Bay Bancorp	2,500	64,350
Hancock Holding Company	800	42,976
International Bancshares Corp.	400	12,364
Investors Financial Services Corp.	800	31,816
Irwin Financial Corp.	600	13,218
ITLA Capital Corp.	500	26,510
MAF Bancorp, Inc.	1,000	43,990
Mercantile Bankshares Corp.	700	31,927
New York Community Bancorp, Inc.	4,400	71,104
Old National Bancorp	400	7,512
Pacific Capital Bancorp	1,100	35,849
Park National Corp.	100	10,025
Sky Financial Group, Inc.	400	9,900
Sterling Bancshares, Inc.	1,000	18,420
TCF Financial Corp.	4,100	107,092
Trustmark Corp.	2,800	91,336
United Bankshares, Inc.	400	15,432
Valley National Bancorp	900	23,364
Washington Federal, Inc.	1,900	44,156
Webster Financial Corp.	1,000	47,770
Westamerica Bancorp	600	29,718
Whitney Holding Corp.	1,000	32,230
Wilmington Trust Corp.	1,800	74,808

		1,886,551
Biotechnology - 0.46%
Applera Corp.	2,000	72,880
Techne Corp. *	400	21,508

		94,388
Broadcasting - 0.13%
Westwood One, Inc.	2,700	17,793
World Wrestling Entertainment, Inc., Class A	500	7,970

		25,763
Building Materials & Construction - 0.84%
Dycom Industries, Inc. *	1,500	30,480
EMCOR Group, Inc. *	2,200	131,274

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
NCI Building Systems, Inc. *	200	$11,036

		172,790
Business Services - 3.67%
Banta Corp.	600	21,732
BearingPoint, Inc. *	2,100	17,598
Black Box Corp.	600	25,692
CDI Corp.	500	13,015
Ceridian Corp. *	600	14,706
Convergys Corp. *	4,100	98,892
Deluxe Corp.	2,900	71,398
FactSet Research Systems, Inc.	700	37,016
Forrester Research, Inc. *	400	11,248
Insight Enterprises, Inc. *	2,000	40,200
Kelly Services, Inc., Class A	1,300	37,882
Lightbridge, Inc. *	1,100	14,520
Manpower, Inc.	3,200	227,200
MAXIMUS, Inc.	800	23,408
MPS Group, Inc. *	1,900	28,481
Paxar Corp. *	400	8,540
Scansource, Inc. *	600	18,312
Sonicwall, Inc. *	1,700	17,085
Spherion Corp. *	900	6,480
Watson Wyatt Worldwide, Inc., Class A	400	18,560

		751,965
Cellular Communications - 0.23%
Telephone & Data Systems, Inc.	900	46,494

Chemicals - 1.72%
A. Schulman, Inc.	500	11,395
Airgas, Inc.	600	25,530
Albemarle Corp.	800	55,792
Ashland, Inc.	500	33,805
H.B. Fuller Company	1,400	36,498
Hercules, Inc. *	1,800	33,534
PolyOne Corp. *	2,200	16,896
Sensient Technologies Corp.	3,300	78,639
Sigma-Aldrich Corp.	100	7,611
Stepan Company	700	21,224
Valspar Corp.	1,100	30,778

		351,702
Colleges & Universities - 0.85%
Career Education Corp. *	2,600	65,650
Corinthian Colleges, Inc. *	2,000	25,800
ITT Educational Services, Inc. *	1,200	82,284

		173,734
Commercial Services - 0.14%
Pool Corp.	400	16,388
Vertrue, Inc. *	300	11,493

		27,881

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 2.71%
Benchmark Electronics, Inc. *	900	$21,861
Brocade Communications Systems, Inc. *	1,300	12,025
CDW Corp.	1,700	119,850
Diebold, Inc.	1,100	50,600
EMS Technologies, Inc. *	400	8,188
Ingram Micro, Inc., Class A *	7,800	158,964
Tech Data Corp. *	4,400	184,008

		555,496

Construction Materials - 1.06%
Ameron International Corp.	700	52,647
Comfort Systems USA, Inc.	600	8,094
Granite Construction, Inc.	400	20,640
Louisiana-Pacific Corp.	2,100	44,310
Simpson Manufacturing Company, Inc.	900	27,873
Standex International Corp.	300	8,919
Universal Forest Products, Inc.	700	32,648
USG Corp. *	400	22,292

		217,423
Containers & Glass - 1.14%
Bemis Company, Inc.	2,000	68,260
Greif, Inc., Class A	200	19,830
Pactiv Corp. *	1,100	37,895
Smurfit-Stone Container Corp. *	2,100	22,533
Sonoco Products Company	2,300	85,077

		233,595
Correctional Facilities - 0.09%
Corrections Corp. of America *	400	18,180
Cosmetics & Toiletries - 0.47%
Alberto-Culver Company *	1,200	24,084
Estee Lauder Companies, Inc., Class A	900	37,161
International Flavors & Fragrances, Inc.	600	28,266
Sally Beauty Holdings, Inc. *	700	6,482

		95,993
Domestic Oil - 0.25%
Houston Exploration Company *	300	16,836
Stone Energy Corp. *	900	35,118

		51,954
Drugs & Health Care - 0.29%
Hillenbrand Industries, Inc.	500	28,930
Molina Healthcare, Inc. *	900	30,591

		59,521
Electrical Equipment - 0.76%
A.O. Smith Corp.	700	25,053
Anixter International, Inc. *	400	23,448
Hubbell, Inc., Class B	400	20,980
Littelfuse, Inc. *	700	21,896
Molex, Inc.	700	22,400
Tektronix, Inc.	1,400	42,784

		156,561

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 1.03%
Alliant Corp.	700	$27,230
CenterPoint Energy, Inc.	3,800	62,130
Great Plains Energy, Inc.	300	9,483
IDACORP, Inc.	300	11,997
NSTAR	200	7,036
OGE Energy Corp.	1,100	43,142
Otter Tail Corp.	300	9,222
Pepco Holdings, Inc.	1,200	30,756
Reliant Energy, Inc. *	700	9,394

		210,390

Electronics - 1.39%
Arrow Electronics, Inc. *	1,300	41,288
Avnet, Inc. *	1,900	47,101
AVX Corp.	1,700	26,418
Checkpoint Systems, Inc. *	700	13,426
Imation Corp.	100	4,631
Mentor Graphics Corp. *	1,100	18,601
Synopsys, Inc. *	300	7,665
Technitrol, Inc.	1,300	35,724
Teleflex, Inc.	300	19,389
Thermo Electron Corp. *	700	30,681
Thomas & Betts Corp. *	400	20,748
Vishay Intertechnology, Inc. *	1,400	18,340

		284,012

Energy - 0.05%
New Jersey Resources Corp.	200	10,350

Financial Services - 3.27%
A.G. Edwards, Inc.	700	40,495
Advanta Corp., Class B	300	13,686
AmeriCredit Corp. *	2,800	65,660
Delphi Financial Group, Inc.	900	36,450
Federal Agricultural Mortgage Corp., Class C	600	15,654
Fremont General Corp.	2,500	42,525
Fulton Financial Corp.	300	4,875
IndyMac Bancorp, Inc.	1,900	87,305
Janus Capital Group, Inc.	1,600	32,416
Jefferies Group, Inc.	2,600	75,374
Knight Capital Group, Inc. *	3,100	54,591
Leucadia National Corp.	1,100	30,349
Moneygram International, Inc.	2,000	61,000
Piper Jaffray Companies, Inc. *	200	13,014
Raymond James Financial, Inc.	2,000	63,020
SEI Investments Company	600	34,914

		671,328

Food & Beverages - 3.13%
ARAMARK Corp., Class B	400	13,340
Corn Products International, Inc.	1,600	58,112
Del Monte Foods Company	3,300	37,257
Flowers Foods, Inc.	100	2,664
Hormel Foods Corp.	1,900	71,972
McCormick & Company, Inc.	900	34,848

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Performance Food Group Company *	3,100	$83,886
Pilgrim's Pride Corp.	300	7,656
Ralcorp Holdings, Inc. *	300	15,195
Sanderson Farms, Inc.	1,400	38,710
Smithfield Foods, Inc. *	2,500	65,950
Tyson Foods, Inc., Class A	13,300	211,337

		640,927

Furniture & Fixtures - 1.43%
Ethan Allen Interiors, Inc.	2,300	81,604
Furniture Brands International, Inc.	4,900	84,378
La-Z-Boy, Inc.	3,800	44,764
Leggett & Platt, Inc.	3,500	83,230

		293,976

Gas & Pipeline Utilities - 0.08%
ONEOK, Inc.	400	17,296

Healthcare Products - 1.06%
DENTSPLY International, Inc.	900	28,737
IDEXX Laboratories, Inc. *	700	59,255
Owens & Minor, Inc.	2,500	77,575
Patterson Companies, Inc. *	800	29,688
Respironics, Inc. *	600	21,636

		216,891

Healthcare Services - 1.70%
AMERIGROUP Corp. *	1,500	51,285
Apria Healthcare Group, Inc. *	2,300	57,431
Health Net, Inc. *	1,300	59,982
Lincare Holdings, Inc. *	3,000	113,010
Magellan Health Services, Inc. *	200	8,796
Pediatrix Medical Group, Inc. *	1,200	57,780

		348,284

Homebuilders - 2.53%
Beazer Homes USA, Inc.	900	41,094
Hovnanian Enterprises, Inc., Class A *	900	31,959
KB Home	1,100	56,859
M.D.C. Holdings, Inc.	1,900	108,547
M/I Homes, Inc.	2,000	74,560
NVR, Inc. *	100	59,500
Ryland Group, Inc.	1,700	89,675
Standard Pacific Corp.	1,300	33,358
Toll Brothers, Inc. *	700	22,540

		518,092

Hotels & Restaurants - 2.84%
Applebee's International, Inc.	2,200	50,050
Brinker International, Inc.	2,000	90,940
CBRL Group, Inc.	1,800	77,202
CEC Entertainment, Inc. *	900	35,829
IHOP Corp.	200	10,522
Jack in the Box, Inc. *	1,900	116,831
O'Charley's, Inc. *	1,200	24,120
OSI Restaurant Partners, Inc.	1,700	66,470

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Papa Johns International, Inc. *	1,000	$31,000
RARE Hospitality International, Inc. *	1,200	38,844
Ruby Tuesday, Inc.	1,500	40,485

		582,293

Household Appliances - 0.03%
Technical Olympic USA, Inc.	600	5,592

Household Products - 0.96%
Blyth, Inc.	2,900	73,718
Church & Dwight, Inc.	200	8,382
Energizer Holdings, Inc. *	1,200	79,308
Tupperware Brands Corp.	1,700	36,091

		197,499

Industrial Machinery - 1.57%
AGCO Corp. *	1,900	59,337
Cummins, Inc.	300	35,976
Flowserve Corp. *	400	21,536
Lincoln Electric Holdings, Inc.	1,000	60,850
NACCO Industries, Inc., Class A	200	29,830
Rofin Sinar Technologies, Inc. *	200	11,624
Tennant Company	400	11,620
Terex Corp. *	1,100	61,622
Valmont Industries, Inc.	500	29,625

		322,020

Industrials - 0.57%
Crane Company	2,300	87,630
Fastenal Company	400	14,396
Lawson Products, Inc.	300	15,069

		117,095

Insurance - 13.02%
Alfa Corp.	700	13,566
American Financial Group, Inc.	3,800	198,398
American National Insurance Company	200	22,834
Arthur J. Gallagher & Company	300	8,787
Brown & Brown, Inc.	2,000	58,000
Commerce Group, Inc.	3,700	112,887
Donegal Group, Inc.	400	7,676
Erie Indemnity Company., Class A	1,400	78,792
FBL Financial Group, Inc., Class A	600	23,640
First American Corp.	4,300	166,023
Great American Financial Resources, Inc.	600	13,302
Hanover Insurance Group, Inc.	600	28,428
Harleysville Group, Inc.	300	10,668
HCC Insurance Holdings, Inc.	1,100	33,209
Hilb, Rogal and Hamilton Company	600	24,960
Kansas City Life Insurance Company	200	10,308
LandAmerica Financial Group, Inc.	1,800	109,998
Mercury General Corp.	2,000	106,900
National Western Life Insurance Company,
Class A *	200	45,692
Nationwide Financial Services, Inc., Class A	3,300	171,600

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Navigators Group, Inc. *	300	$13,881
Odyssey Re Holdings Corp.	300	10,581
Ohio Casualty Corp.	300	8,763
Old Republic International Corp.	11,100	250,305
Philadelphia Consolidated Holding Corp. *	800	35,640
PMI Group, Inc.	5,000	216,550
Presidential Life Corp.	500	11,195
Protective Life Corp.	2,700	127,494
Radian Group, Inc.	2,600	138,346
Reinsurance Group of America, Inc.	2,400	132,408
Safety Insurance Group, Inc.	400	20,952
Selective Insurance Group, Inc.	500	27,760
Stancorp Financial Group, Inc.	2,000	90,820
Stewart Information Services Corp.	1,800	70,308
Transatlantic Holdings, Inc.	1,300	80,444
Triad Guaranty, Inc. *	1,000	53,800
United Fire & Casualty Company	600	21,180
Universal American Financial Corp. *	400	7,500
W.R. Berkley Corp.	3,000	105,330

		2,668,925

Leisure Time - 0.44%
Brunswick Corp.	1,700	55,029
Polaris Industries, Inc.	800	36,016

		91,045

Life Sciences - 0.29%
Pharmaceutical Product Development, Inc.	1,900	60,021

Manufacturing - 1.22%
Acuity Brands, Inc.	800	42,136
Barnes Group, Inc.	100	2,095
Kaydon Corp.	700	27,965
Lancaster Colony Corp.	600	25,644
Nordson Corp.	900	43,461
Snap-on, Inc.	300	14,250
SPX Corp.	800	48,888
Stanley Works	900	45,918

		250,357

Medical-Hospitals - 0.50%
Tenet Healthcare Corp. *	5,000	35,450
Universal Health Services, Inc., Class B	1,200	66,252

		101,702

Metal & Metal Products - 0.76%
Mueller Industries, Inc.	1,400	47,740
Reliance Steel & Aluminum Company	2,100	80,829
Timken Company	900	26,766

		155,335

Mobile Homes - 0.58%
Thor Industries, Inc.	1,800	81,468
Winnebago Industries, Inc.	1,100	38,280

		119,748

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Newspapers - 0.44%
Lee Enterprises, Inc.	400	$11,560
The New York Times Company, Class A	3,300	79,662

		91,222

Office Furnishings & Supplies - 0.99%
Global Imaging Systems, Inc. *	1,300	27,703
IKON Office Solutions, Inc.	3,300	53,361
OfficeMax, Inc.	1,800	84,726
United Stationers, Inc. *	800	37,104

		202,894

Paper - 0.17%
P.H. Glatfelter Company	500	7,410
Temple-Inland, Inc.	700	27,370

		34,780

Petroleum Services - 0.06%
Universal Compression Holdings, Inc. *	200	12,590

Pharmaceuticals - 1.15%
King Pharmaceuticals, Inc. *	14,300	236,379

Plastics - 0.10%
Spartech Corp.	700	20,944

Publishing - 0.30%
Consolidated Graphics, Inc. *	400	23,400
Valassis Communications, Inc. *	2,400	37,104

		60,504

Railroads & Equipment - 0.14%
GATX Corp.	600	27,708

Real Estate - 2.42%
American Home Mortgage Investment Corp.,
REIT	1,600	56,592
Annaly Mortgage Management, Inc., REIT	6,700	93,666
Anthracite Capital, Inc., REIT	700	8,869
Anworth Mortgage Asset Corp., REIT	1,900	17,936
Apartment Investment & Management
Company, Class A, REIT	200	11,528
Impac Mortgage Holdings, Inc., REIT	1,200	11,772
iStar Financial, Inc., REIT	500	23,395
MFA Mortgage Investments, Inc., REIT	1,900	14,782
New Century Financial Corp., REIT	1,500	54,090
Redwood Trust, Inc., REIT	1,400	80,094
Thornburg Mortgage, Inc., REIT	4,900	123,823

		496,547

Retail Grocery - 2.51%
Ingles Markets, Inc.	1,900	56,563
Nash-Finch Company	1,200	31,740
Ruddick Corp.	2,300	64,124
Smart & Final, Inc. *	1,900	34,314
SUPERVALU, Inc.	8,600	294,636
Weis Markets, Inc.	800	32,336

		513,713

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade - 9.90%
99 Cents Only Stores *	1,600	$17,680
Abercrombie & Fitch Company., Class A	400	26,976
American Eagle Outfitters, Inc.	400	18,072
AnnTaylor Stores Corp. *	200	6,900
Big Lots, Inc. *	2,900	64,699
BJ's Wholesale Club, Inc. *	3,600	116,280
Borders Group, Inc.	1,000	22,900
Casey's General Stores, Inc.	1,100	27,379
Cash America International, Inc.	500	22,070
Cato Corp., Class A	1,000	23,740
Circuit City Stores, Inc.	1,300	32,448
Claire's Stores, Inc.	1,300	41,483
Dillard's, Inc., Class A	1,500	53,355
Dollar General Corp.	3,500	54,390
Dollar Tree Stores, Inc. *	8,700	261,087
Family Dollar Stores, Inc.	6,200	172,918
Foot Locker, Inc.	2,400	54,960
Fossil, Inc. *	3,500	73,570
Longs Drug Stores Corp.	800	32,872
NBTY, Inc. *	4,400	159,940
Pacific Sunwear of California, Inc. *	1,900	37,392
Payless ShoeSource, Inc. *	900	28,071
Pier 1 Imports, Inc.	2,500	16,625
RadioShack Corp.	2,900	50,837
Regis Corp.	1,200	45,972
Rent-A-Center, Inc. *	5,300	144,902
Ross Stores, Inc.	1,400	43,386
Sonic Automotive, Inc.	3,100	88,474
Steven Madden, Ltd. *	500	18,385
Talbots, Inc.	1,600	39,872
The Buckle, Inc.	600	28,194
The Yankee Candle, Inc.	800	27,248
Tween Brands, Inc. *	1,300	54,496
United Rentals, Inc. *	1,900	47,614
Williams-Sonoma, Inc.	1,400	44,408
Zale Corp. *	1,000	30,770

		2,030,365

Sanitary Services - 0.24%
Allied Waste Industries, Inc. *	3,800	48,184

Semiconductors - 0.32%
Intersil Corp., Class A	700	17,339
Novellus Systems, Inc. *	1,000	31,220
QLogic Corp. *	800	17,800

		66,359

Software - 0.86%
BEA Systems, Inc. *	4,700	64,719
BMC Software, Inc. *	800	26,048
Citrix Systems, Inc. *	1,600	45,984
EPIQ Systems, Inc. *	600	9,372
JDA Software Group, Inc. *	600	8,580

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Keane, Inc. *	1,800	$22,320

		177,023

Steel - 0.14%
Worthington Industries, Inc.	1,500	27,750

Telecommunications Equipment &
Services - 0.60%
Commscope, Inc. *	900	27,153
Polycom, Inc. *	2,000	57,680
Tellabs, Inc. *	3,800	38,152

		122,985

Telephone - 1.19%
Atlantic Tele-Network, Inc.	500	14,200
CenturyTel, Inc.	5,400	229,770

		243,970

Tires & Rubber - 0.30%
Goodyear Tire & Rubber Company *	3,700	62,345

Tobacco - 0.34%
Schweitzer Mauduit International, Inc.	400	9,916
Universal Corp.	1,300	60,541

		70,457

Transportation - 0.51%
Overseas Shipholding Group, Inc.	1,200	69,072
Saia, Inc. *	1,400	34,706

		103,778

Travel Services - 0.47%
Sabre Holdings Corp.	3,500	96,005

Trucking & Freight - 1.35%
Arkansas Best Corp.	1,900	72,010
EGL, Inc. *	700	22,358
Navistar International Corp. *	1,200	38,388
Oshkosh Truck Corp.	300	14,403
Ryder Systems, Inc.	1,600	83,472
Swift Transportation, Inc. *	1,600	45,392

		276,023

TOTAL COMMON STOCKS (Cost $18,364,693)		$19,765,233

REPURCHASE AGREEMENTS - 6.10%
Repurchase Agreement with State
Street Corp. dated 11/30/2006 at
3.95% to be repurchased at
$1,249,137 on 12/01/2006,
collateralized by $1,225,000
Federal Home Loan Bank, 5.375%
due 05/15/2019 (valued at
$1,277,063, including interest) (c)	$1,249,000	$1,249,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,249,000)		$1,249,000

Total Investments (Value Oportunities Fund)
(Cost $19,613,693) - 102.52%	$21,014,233
Liabilities in Excess of Other Assets - (2.52)%	(515,544)

TOTAL NET ASSETS - 100.00%	$20,498,689

Footnotes

Percentages are states as a percent of net assets.

Key to Security Abbreviations and Legend

REIT – Real Estate Investment Trust
*          Non-Income Producing
(c)        Investment is an affiliate of the Trust’s subadvisor or custodian bank

JOHN HANCOCK FUNDS III
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at November 30, 2006:
					Unrealized
					Appreciation
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

Value Opportunities	Russell 2000 Mini Index	4	Long	Dec 2006	($173)

					($173)

At November 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

	Unrealized	Unrealized	Net Unrealized
Fund	Appreciation	(Depreciation)	Appreciation/ (Depreciation)

Value Opportunities	1,717,298	(316,758)	1,400,540

For more information

Trustees
James M. Oates, *Chairman**
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook
William H. Cunningham
Charles L. Ladner*
Hassell H. McClellan

* Members of the Audit Committee
† Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630Q3 11/06
1/07

John Hancock
MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.04%
Advertising - 0.09%
Omnicom Group, Inc.	200	$20,432

Aerospace - 1.91%
Boeing Company	400	35,412
General Dynamics Corp.	400	29,936
Lockheed Martin Corp.	1,200	108,540
Northrop Grumman Corp.	1,300	87,009
Raytheon Company	600	30,624
United Technologies Corp.	1,900	122,607

		414,128
Agriculture - 0.45%
Archer-Daniels-Midland Company	2,800	98,280

Aluminum - 0.47%
Alcoa, Inc.	3,300	102,861

Amusement & Theme Parks - 0.65%
Walt Disney Company	4,300	142,115

Apparel & Textiles - 0.42%
Jones Apparel Group, Inc.	300	10,080
Liz Claiborne, Inc.	600	25,650
Mohawk Industries, Inc. *	100	7,743
VF Corp.	600	47,034

		90,507
Auto Parts - 0.56%
AutoZone, Inc. *	500	56,805
Johnson Controls, Inc.	800	65,064

		121,869
Auto Services - 0.21%
AutoNation, Inc. *	2,200	45,342
Automobiles - 0.94%
Ford Motor Company	10,500	85,365
General Motors Corp.	1,600	46,768
PACCAR, Inc.	1,100	71,830

		203,963
Banking - 3.39%
Bank of America Corp.	6,200	333,870
Bank of New York Company, Inc.	1,200	42,648
BB&T Corp.	1,200	51,612
Comerica, Inc.	800	46,600
Fifth Third Bancorp	700	27,601
KeyCorp	400	14,440
National City Corp.	3,800	137,180
US Bancorp	1,500	50,460
Wells Fargo & Company (c)	900	31,716

		736,127
Biotechnology - 0.29%
Amgen, Inc. *	200	14,200
Applera Corp.	900	32,796
Biogen Idec, Inc. *	300	15,678

		62,674

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting - 0.44%
CBS Corp., Class B	400	$11,900
News Corp.	4,100	84,460

		96,360
Building Materials & Construction - 0.31%
American Standard Companies, Inc.	900	40,329
Masco Corp.	900	25,821

		66,150
Business Services - 1.71%
Affiliated Computer Services, Inc., Class A *	600	30,330
Computer Sciences Corp. *	800	41,760
Electronic Data Systems Corp.	900	24,426
First Data Corp.	2,200	55,550
H & R Block, Inc.	500	12,000
Manpower, Inc.	700	49,700
Moody's Corp.	1,400	97,272
Pitney Bowes, Inc.	800	36,872
Robert Half International, Inc.	600	23,154

		371,064
Cable and Television - 0.61%
Comcast Corp., Class A *	3,000	121,380
DIRECTV Group, Inc. *	500	11,375

		132,755
Chemicals - 0.54%
Air Products & Chemicals, Inc.	400	27,656
E.I. Du Pont De Nemours & Company	1,100	51,623
PPG Industries, Inc.	600	38,580

		117,859
Commercial Services - 0.17%
Western Union Company *	1,600	36,480

Computers & Business Equipment - 3.54%
CDW Corp.	500	35,250
Cisco Systems, Inc. *	9,300	249,984
Cognizant Technology Solutions Corp.,
Class A *	300	24,468
Dell, Inc. *	7,200	196,128
Hewlett-Packard Company	2,300	90,758
International Business Machines Corp.	1,000	91,920
Lexmark International, Inc. *	1,000	68,980
Network Appliance, Inc. *	300	11,763

		769,251
Construction Materials - 0.09%
Martin Marietta Materials, Inc.	200	19,862

Containers & Glass - 0.06%
Pactiv Corp. *	400	13,780

Cosmetics & Toiletries - 0.81%
Avon Products, Inc.	1,400	45,696
Colgate-Palmolive Company	500	32,525
Estee Lauder Companies, Inc., Class A	600	24,774

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Kimberly-Clark Corp.	1,100	$73,117

		176,112
Crude Petroleum & Natural Gas - 0.85%
Apache Corp.	200	13,986
Devon Energy Corp.	500	36,685
Marathon Oil Corp.	400	37,752
Occidental Petroleum Corp.	1,900	95,646

		184,069
Drugs & Health Care - 0.16%
Wyeth	700	33,796

Electrical Equipment - 0.76%
Emerson Electric Company	1,900	164,730
Electrical Utilities - 0.14%
CenterPoint Energy, Inc.	1,000	16,350
The AES Corp. *	600	14,022

		30,372
Electronics - 0.18%
Agilent Technologies, Inc. *	400	12,736
Amphenol Corp., Class A	200	13,626
Thermo Electron Corp. *	300	13,149

		39,511
Financial Services - 11.68%
Bear Stearns Companies, Inc.	400	60,992
Charles Schwab Corp.	1,900	34,846
CIT Group, Inc.	600	31,206
Citigroup, Inc.	17,000	843,030
Countrywide Financial Corp.	300	11,916
E*TRADE Financial Corp. *	100	2,407
Federal Home Loan Mortgage Corp.	1,400	94,024
Federal National Mortgage Association	3,400	193,902
Federated Investors, Inc., Class B	500	16,590
Fidelity National Information Services, Inc.	483	19,272
Fiserv, Inc. *	500	25,555
Goldman Sachs Group, Inc.	1,200	233,760
Janus Capital Group, Inc.	500	10,130
JP Morgan Chase & Company	7,300	337,844
Lehman Brothers Holdings, Inc.	900	66,303
Mellon Financial Corp.	1,200	48,276
Merrill Lynch & Company, Inc.	1,700	148,631
Morgan Stanley	1,900	144,704
PNC Financial Services Group, Inc.	800	56,552
SEI Investments Company	100	5,819
State Street Corp. (c)	600	37,278
T. Rowe Price Group, Inc. (c)	300	12,999
Washington Mutual, Inc.	2,300	100,464

		2,536,500
Food & Beverages - 2.98%
Campbell Soup Company	600	22,842
ConAgra Foods, Inc.	600	15,420
Dean Foods Company *	500	21,410

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
General Mills, Inc.	200	$11,190
H.J. Heinz Company	1,100	48,895
Kraft Foods, Inc., Class A	2,400	84,120
Pepsi Bottling Group, Inc.	700	21,924
PepsiCo, Inc.	100	6,197
Sara Lee Corp.	1,500	24,870
Starbucks Corp. *	6,200	218,798
Sysco Corp.	400	14,340
The Coca-Cola Company	2,600	121,758
Tyson Foods, Inc., Class A	2,200	34,958

		646,722
Healthcare Products - 2.38%
Baxter International, Inc.	300	13,422
Becton, Dickinson & Company	800	57,376
Biomet, Inc.	600	22,686
Johnson & Johnson	5,500	362,505
Stryker Corp.	600	31,116
Varian Medical Systems, Inc. *	300	14,766
Zimmer Holdings, Inc. *	200	14,592

		516,463
Healthcare Services - 3.61%
Cardinal Health, Inc.	2,400	155,088
Caremark Rx, Inc.	400	18,920
Express Scripts, Inc. *	1,200	81,840
Health Net, Inc. *	300	13,842
IMS Health, Inc.	400	10,988
Laboratory Corp. of America Holdings *	200	14,160
Lincare Holdings, Inc. *	400	15,068
McKesson Corp.	2,700	133,380
Quest Diagnostics, Inc.	1,600	85,072
UnitedHealth Group, Inc.	5,200	255,216

		783,574
Holdings Companies/Conglomerates - 0.20%
Loews Corp.	100	3,992
Textron, Inc.	400	38,980

		42,972
Homebuilders - 0.28%
Centex Corp.	200	11,068
KB Home	300	15,507
Lennar Corp., Class A	400	21,000
Pulte Homes, Inc.	400	13,496

		61,071
Hotels & Restaurants - 0.28%
Marriott International, Inc., Class A	600	27,090
McDonald's Corp.	500	20,985
Yum! Brands, Inc.	200	12,238

		60,313
Household Appliances - 0.24%
Whirlpool Corp.	600	51,180

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.13%
Energizer Holdings, Inc. *	200	$13,218
Newell Rubbermaid, Inc.	500	14,245

		27,463
Industrial Machinery - 1.21%
Caterpillar, Inc.	1,300	80,639
Cummins, Inc.	200	23,984
Deere & Company	500	48,000
Dover Corp.	300	15,090
Parker-Hannifin Corp.	400	33,392
Terex Corp. *	600	33,612
W.W. Grainger, Inc.	400	28,944

		263,661
Industrials - 0.15%
Fastenal Company	900	32,391

Insurance - 4.68%
AFLAC, Inc.	2,900	128,006
Allstate Corp.	1,700	107,916
Ambac Financial Group, Inc.	600	51,384
American International Group, Inc.	2,600	182,832
Aon Corp.	1,400	49,952
Brown & Brown, Inc.	400	11,600
Chubb Corp.	400	20,704
CIGNA Corp.	100	12,605
First American Corp.	300	11,583
Hartford Financial Services Group, Inc.	200	17,152
Lincoln National Corp.	800	50,872
MBIA, Inc.	500	34,825
MGIC Investment Corp.	500	28,980
Old Republic International Corp.	1,100	24,805
PMI Group, Inc.	800	34,648
Principal Financial Group, Inc.	100	5,775
Progressive Corp.	3,200	72,160
Radian Group, Inc.	500	26,605
St. Paul Travelers Companies, Inc.	500	25,905
Torchmark Corp.	500	31,610
Transatlantic Holdings, Inc.	200	12,376
UnumProvident Corp.	1,700	34,816
W.R. Berkley Corp.	1,100	38,621

		1,015,732
International Oil - 0.86%
Anadarko Petroleum Corp., ADR	1,800	88,848
ChevronTexaco Corp.	700	50,624
ConocoPhillips	700	47,110

		186,582
Leisure Time - 0.42%
International Game Technology, Inc.	2,100	91,938

Liquor - 0.88%
Anheuser-Busch Companies, Inc.	3,600	171,036
Brown Forman Corp., Class B	300	20,835

		191,871

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing - 2.32%
3M Company	500	$40,730
Danaher Corp.	2,300	168,176
Eaton Corp.	700	53,956
Harley-Davidson, Inc.	1,200	88,524
Illinois Tool Works, Inc.	2,700	127,440
Rockwell Automation, Inc.	400	26,032

		504,858
Medical-Hospitals - 0.04%
Manor Care, Inc.	200	9,504

Office Furnishings & Supplies - 0.27%
Avery Dennison Corp.	200	13,494
Office Depot, Inc. *	1,200	45,432

		58,926
Paper - 0.21%
International Paper Company	1,000	33,100
Temple-Inland, Inc.	300	11,730

		44,830
Petroleum Services - 4.03%
Baker Hughes, Inc.	200	14,686
Exxon Mobil Corp.	11,200	860,272

		874,958
Pharmaceuticals - 10.61%
Abbott Laboratories	2,700	125,982
AmerisourceBergen Corp.	2,100	96,579
Barr Pharmaceuticals, Inc. *	400	20,432
Bristol-Myers Squibb Company	3,800	94,354
Forest Laboratories, Inc. *	4,200	204,540
King Pharmaceuticals, Inc. *	1,700	28,101
Merck & Company, Inc.	17,500	778,925
Pfizer, Inc.	34,800	956,652

		2,305,565
Photography - 0.05%
Eastman Kodak Company	400	10,408
Publishing - 0.47%
Gannett Company, Inc.	1,500	89,280
McGraw-Hill Companies, Inc., ADR	200	13,330

		102,610
Railroads & Equipment - 0.98%
Burlington Northern Santa Fe Corp.	1,200	90,192
CSX Corp.	700	25,102
Norfolk Southern Corp.	700	34,475
Union Pacific Corp.	700	63,364

		213,133
Retail Grocery - 0.97%
Safeway, Inc.	2,500	77,025
SUPERVALU, Inc.	700	23,982
The Kroger Company	5,100	109,446

		210,453

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 12.38%
Abercrombie & Fitch Company., Class A	200	$13,488
American Eagle Outfitters, Inc.	300	13,554
Bed Bath & Beyond, Inc. *	1,600	62,000
Best Buy Company, Inc.	900	49,473
Circuit City Stores, Inc.	400	9,984
Costco Wholesale Corp.	2,000	104,520
Dollar General Corp.	1,500	23,310
Family Dollar Stores, Inc.	1,200	33,468
Foot Locker, Inc.	500	11,450
Gap, Inc.	600	11,232
Home Depot, Inc.	19,200	729,024
Kohl's Corp. *	1,800	125,280
Limited Brands, Inc.	1,000	31,690
Lowe's Companies, Inc.	14,200	428,272
Ross Stores, Inc.	400	12,396
Staples, Inc.	3,300	84,051
Target Corp.	300	17,427
The TJX Companies, Inc.	2,100	57,582
Walgreen Company	2,200	89,078
Wal-Mart Stores, Inc.	16,900	779,090
Williams-Sonoma, Inc.	100	3,172

		2,689,541
Sanitary Services - 0.48%
Ecolab, Inc.	600	26,610
Waste Management, Inc.	2,100	76,881

		103,491
Semiconductors - 0.32%
Intel Corp.	3,300	70,455

Software - 1.33%
BEA Systems, Inc. *	1,800	24,786
BMC Software, Inc. *	400	13,024
Citrix Systems, Inc. *	900	25,866
Intuit, Inc. *	1,000	31,480
Microsoft Corp.	2,000	58,660
Oracle Corp. *	7,100	135,113

		288,929
Steel - 0.30%
Nucor Corp.	1,100	65,835

Telecommunications Equipment &
Services - 0.79%
QUALCOMM, Inc.	4,700	171,973

Telephone - 5.86%
AT&T, Inc.	13,100	444,221
BellSouth Corp.	7,000	312,130
CenturyTel, Inc.	600	25,530
Harris Corp.	300	12,633
Qwest Communications International, Inc. *	4,100	31,529
Verizon Communications, Inc.	12,800	447,232

		1,273,275

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.38%
Altria Group, Inc.	2,500	$210,525
Reynolds American, Inc.	600	38,544
UST, Inc.	900	50,382

		299,451
Toys, Amusements & Sporting Goods - 0.05%
Mattel, Inc.	500	10,975
Transportation - 0.72%
C.H. Robinson Worldwide, Inc.	1,600	70,400
Expeditors International of Washington, Inc.	1,900	85,956

		156,356
Trucking & Freight - 1.75%
Fedex Corp.	3,100	357,833
J.B. Hunt Transport Services, Inc.	1,000	21,890

		379,723

TOTAL COMMON STOCKS (Cost $19,143,422)		$20,644,131

REPURCHASE AGREEMENTS - 9.39%
Repurchase Agreement with State
Street Corp. dated 11/30/2006 at
3.95% to be repurchased at
$2,041,224 on 12/01/2006,
collateralized by $2,000,000
Federal Home Loan Bank, 5.375%
due 05/15/2019 (valued at
$2,085,000, including interest) (c)	$2,041,000	$2,041,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,041,000)		$2,041,000

Total Investments (U.S. Core Fund)
(Cost $21,184,422) - 104.43%		$22,685,131
Liabilities in Excess of Other Assets - (4.43)%		(963,084)

TOTAL NET ASSETS - 100.00%		$21,722,047

Footnotes

Percentages are states as a percent of net assets.

Key to Security Abbreviations and Legend

ADR – American Depositary Receipts

* Non-Income Producing

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank

JOHN HANCOCK FUNDS III
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at November 30, 2006:
					Unrealized
					Appreciation
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

U.S. Core	S&P 500 Index	1	Long	Dec 2006	($832)

					($832)

At November 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

	Unrealized	Unrealized	Net Unrealized
Fund	Appreciation	(Depreciation)	Appreciation/ (Depreciation)

U.S. Core	1,638,498	(137,789)	1,500,709

For more information

Trustees
James M. Oates, *Chairman**
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook
William H. Cunningham
Charles L. Ladner*
Hassell H. McClellan

* Members of the Audit Committee
† Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q3 11/06
1/07

John Hancock

MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)
(showing percentage of total net assets)

International Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.97%
Australia - 2.06%
Amcor, Ltd.	194,168	$1,140,664
Australia and New Zealand Banking Group,
Ltd.	139,547	3,134,801
BHP Billiton, Ltd. (a)	266,474	5,518,999
Commonwealth Bank of Australia, Ltd.	52,504	1,966,313
Foster's Group, Ltd.	199,357	1,053,088
Investa Property Group, Ltd.	574,159	1,097,121
Mirvac Group, Ltd.	487,145	2,038,644
Qantas Airways, Ltd., ADR	300,772	1,175,573
Rio Tinto, Ltd. (a)	38,823	2,274,574
Stockland Company, Ltd. (a)	134,706	839,211
Telstra Corp., Ltd. (a)	659,574	1,963,415
Woolworths, Ltd. (a)	112,576	1,955,580
Zinifex, Ltd.	165,755	2,228,889

		26,386,872
Austria - 0.41%
Austrian Airlines AG *	244	2,330
Bohler Uddeholm AG	14,732	935,745
Oesterreichische Elektrizitaets AG, Class A	7,368	369,319
OMV AG	27,834	1,494,826
Voestalpine AG	49,032	2,433,658

		5,235,878
Belgium - 1.04%
Bekaert SA	47	5,450
Belgacom SA (a)	30,050	1,288,679
Colruyt SA	3,066	580,985
Delhaize Group	21,021	1,673,888
Dexia	134,959	3,686,627
Fortis Group SA	103,857	4,240,388
UCB SA	29,180	1,853,450

		13,329,467
Bermuda - 0.09%
Frontline, Ltd. (a)	7,613	271,575
Noble Group, Ltd. (a)	257,361	180,798
Ship Finance International, Ltd. (a)	380	8,455
Yue Yuen Industrial Holdings, Ltd.	201,218	636,393

		1,097,221
Canada - 1.89%
Alcan Aluminum, Ltd.	63,300	3,037,579
BCE, Inc.	69,288	1,702,833
Canadian Imperial Bank of Commerce	50,970	4,005,790
Canadian Natural Resources, Ltd.	98,737	5,354,905
EnCana Corp.	50,297	2,615,876
Magna International, Inc.	11,800	907,422
National Bank of Canada	31,465	1,747,826
Petro-Canada	105,667	4,766,981

		24,139,212
Denmark - 0.19%
A P Moller- Maersk AS, Series A	121	1,099,961
A P Moller- Maersk AS	1	9,375

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Danske Bank AS	25,519	$1,116,785
DSV AS	1,303	230,642

		2,456,763
Finland - 2.33%
Amer Sports Oyj (a)	24,700	564,014
Elcoteq SE	14,700	211,499
Fortum Corp. Oyj	153,089	4,480,293
Kesko Oyj	40,267	2,062,157
Metso Oyj	42,917	1,979,334
Neste Oil Oyj (a)	30,900	996,511
Nokia AB Oyj	321,135	6,468,529
OKO Bank - A (a)	33,400	539,010
Oriola-KD Oyj *	1,300	4,499
Outokumpu Oyj	91,904	3,083,295
Rautaruukki Oyj	81,209	2,960,323
Sampo Oyj, A Shares	207,058	5,236,038
YIT Oyj	47,166	1,227,123

		29,812,625
France - 10.93%
Air France	38,852	1,552,289
Arkema * (a)	187	9,311
BNP Paribas SA (a)	235,022	25,352,815
Cap Gemini SA	41,291	2,519,777
Carrefour SA (a)	48,225	3,019,023
Casino Guich-Perrachon SA	34,335	3,137,014
Compagnie De Saint Gobain SA (a)	48,722	3,892,622
Compagnie Generale des Etablissements
Michelin, Class B	30,545	2,657,077
Credit Agricole SA	160,184	6,790,815
Groupe Danone SA	17,895	2,757,388
Lafarge SA	25,263	3,674,952
L'Oreal SA (a)	33,875	3,418,409
Pernod-Ricard SA	6	1,330
Peugeot SA (a)	95,313	5,950,435
Pinault-Printemps-Redoute SA	6,688	1,021,666
Publicis Groupe SA (a)	42,539	1,648,267
Renault Regie Nationale SA	88,641	10,637,592
Sanofi-Aventis (a)	61,543	5,410,686
Schneider Electric SA (a)	14,465	1,568,073
Societe Generale	39,284	6,589,711
Suez SA (a)	109,899	5,282,772
Total SA (a)	565,494	40,155,736
Vallourec SA	9,575	2,574,939

		139,622,699
Germany - 7.73%
Adidas-Salomon AG	12,832	632,821
Allianz AG	17,479	3,406,013
Altana AG (a)	74,424	4,346,307
Bayerische Motoren Werke (BMW) AG	89,416	4,939,632
Commerzbank AG	80,470	2,899,237
DaimlerChrysler AG	65,719	3,820,512

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Bank AG (c)	103,964	$13,423,577
Deutsche Lufthansa AG	64,204	1,600,590
Deutsche Post AG	132,636	3,957,346
E.ON AG	64,106	8,242,357
Fresenius AG	8,216	1,645,773
Heidelberger Druckmaschinen AG	214	9,305
Henkel KGaA	5,400	679,405
Hochtief AG	26,682	1,792,790
KarstadtQuelle AG * (a)	24,188	674,527
MAN AG	47,990	4,581,240
Merck & Company AG	8,617	946,692
Metro AG	30,156	1,881,453
Muenchener Rueckversicherungs-
Gesellschaft AG	78,115	12,740,887
Puma AG	6,294	2,280,673
Salzgitter AG	26,934	3,241,570
Solarworld AG (a)	13,722	838,839
Suedzucker AG (a)	71,197	1,740,936
Thyssen Krupp AG	237,832	9,190,094
TUI AG (a)	114,133	2,412,458
Volkswagen AG (a)	62,476	6,814,112

		98,739,146
Hong Kong - 0.44%
CLP Holdings, Ltd.	289,404	1,912,456
Hong Kong Electric Holdings, Ltd.	261,854	1,235,518
Hong Kong Exchange & Clearing, Ltd.	256,500	2,258,924
MTR Corp, Ltd.	81,500	202,855

		5,609,753
Ireland - 0.78%
Anglo Irish Bank Corp. PLC	415	7,897
Bank of Ireland	401	8,614
CRH PLC	107,972	4,073,367
DCC PLC	30,714	936,751
Depfa Bank PLC	228,308	4,150,675
Kerry Group PLC	34,358	831,478

		10,008,782
Italy - 3.02%
Banca Monte dei Paschi Siena SpA (a)	366,111	2,342,449
Banco Popolare Di Verona e Novara SpA (a)	119,711	3,368,523
Benetton Group SpA (a)	48,523	886,660
Enel SpA (a)	207,561	2,122,073
Eni SpA	647,064	21,210,740
Fiat SpA - RNC *	39,512	705,759
Fiat SpA * (a)	120,259	2,234,168
Fondiaria-Sai SpA	20,600	709,960
Impregilo SpA *	173,107	939,428
Italcementi SpA	36,738	621,135
UniCredito Italiano SpA	404,385	3,496,252

		38,637,147
Japan - 23.63%
Aderans Company, Ltd. (a)	12,565	301,186

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Alps Electric Company, Ltd.	43,246	$421,383
Asics Corp. (a)	26,000	331,187
Astellas Pharmaceuticals, Inc.	46,000	2,014,192
Canon, Inc. (a)	186,500	9,876,947
Central Japan Railway Company, Ltd.	148	1,600,900
Chubu Electric Power Company, Inc. (a)	163,099	4,911,600
Cosmo Oil Company, Ltd. (a)	143,000	605,114
Daiei, Inc. * (a)	90,758	1,606,093
Daiichi Sankyo Company, Ltd.	140,353	4,323,786
Daikyo, Inc. * (a)	294,888	1,523,435
Daito Trust Construction Company, Ltd.	100	5,183
Daiwa Securities Group, Inc.	268,000	3,077,501
East Japan Railway Company	310	2,178,262
Eisai Company, Ltd.	56,280	3,009,782
Elpida Memory, Inc. * (a)	31,000	1,512,980
Fanuc, Ltd.	100	9,129
Fuji Heavy Industries, Ltd. (a)	340,116	1,768,862
Fujikura, Ltd. (a)	183,000	1,615,265
Fujitsu, Ltd. (a)	172,000	1,408,030
Haseko Corp. * (a)	779,847	2,685,870
Hokkaido Electric Power Company, Inc.	50,799	1,252,831
Hokugin Financial Group, Inc. (a)	2,000	7,390
Honda Motor Company, Ltd.	738,112	26,187,774
Ishikawajima-Harima Heavy Industries
Company, Ltd.	468,769	1,509,018
Isuzu Motors, Ltd.	439,542	1,974,059
Itochu Corp.	816,047	6,602,665
Japan Tobacco, Inc.	268	1,189,720
Kansai Electric Power Company, Ltd.	167,700	4,193,951
Kao Corp.	95,050	2,566,251
Kawasaki Kisen Kaisha, Ltd. (a)	462,000	3,310,280
Kirin Brewery Company, Ltd. (a)	79,000	1,115,680
KK DaVinci Advisors * (a)	993	962,409
Komatsu, Ltd.	133,949	2,439,968
Konami Corp. (a)	51,323	1,478,934
Kubota Corp. (a)	194,000	1,710,678
Kyocera Corp.	27,300	2,468,718
Kyushu Electric Power Company, Ltd.	87,580	2,228,152
LeoPalace21 Corp.	38,590	1,299,023
Marubeni Corp.	538,824	2,746,342
Mazda Motor Corp. (a)	401,488	2,758,580
Mediceo Holdings Company, Ltd.	34,700	656,105
Mitsubishi Corp.	506,395	9,465,327
Mitsubishi Estate Company, Ltd.	158,404	3,920,348
Mitsubishi Heavy Industries, Ltd.	295,000	1,284,052
Mitsubishi Materials Corp. (a)	338,130	1,307,928
Mitsubishi Rayon Company, Ltd. (a)	219,920	1,499,628
Mitsubishi UFJ Financial Group, Inc.	891	11,411,215
Mitsui & Company, Ltd. (a)	383,560	5,244,244
Mitsui O.S.K. Lines, Ltd.	184,000	1,689,374
Mitsui Trust Holdings, Inc.	480,553	5,106,603
Mizuho Financial Group, Inc.	1,039	7,660,332

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Murata Manufacturing Company, Ltd.	29,600	$2,023,538
NGK Spark Plug Company, Ltd. (a)	40,000	732,087
Nidec Corp.	100	7,831
Nikon Corp. (a)	69,227	1,431,746
Nintendo Company, Ltd. (a)	17,400	4,155,763
Nippon Mining Holdings, Inc.	500	3,656
Nippon Oil Corp.	99,000	705,062
Nippon Sheet Glass Company, Ltd.	145,000	644,946
Nippon Telegraph & Telephone Corp.	1,269	6,435,047
Nippon Yusen Kabushiki Kaisha	234,000	1,642,212
Nissan Diesel Motor Company, Ltd. * (a)	209,000	705,348
Nissan Motor Company, Ltd. (a)	1,125,900	13,757,103
Nomura Holdings, Inc.	142,900	2,510,272
NTT DoCoMo, Inc. (a)	3,975	6,088,396
Orix Corp.	10,247	2,810,920
Osaka Gas Company, Ltd. (a)	821,120	2,963,024
Pacific Metals Company, Ltd.	158,000	1,364,521
Pioneer Electronic Corp. (a)	80,900	1,175,416
Resona Holdings, Inc. * (a)	2,008	5,960,055
Ricoh Company, Ltd.	315,000	5,996,885
Seven & I Holdings Company, Ltd.	31,000	989,875
Shinko Electric Industries Company, Ltd.	29,167	748,357
Shinko Securities Company, Ltd.	196,000	753,063
Showa Shell Sekiyu K.K. (a)	52,000	587,227
Sojitz Holdings Corp. * (a)	367,100	1,140,437
Sony Corp.	61,500	2,437,435
Sumco Corp. (a)	23,000	1,731,568
Sumitomo Chemical Company, Ltd.	234,000	1,575,389
Sumitomo Corp.	282,596	3,971,408
Sumitomo Light Metal Industries, Ltd.	217,000	435,652
Sumitomo Metal Mining Company, Ltd. (a)	199,000	2,607,182
Sumitomo Mitsui Financial Group, Inc. (a)	109	1,150,744
Sumitomo Realty &
Development Company, Ltd.	119,000	3,799,844
Sumitomo Trust & Banking Company, Ltd.	187,448	2,016,250
Taisho Pharmaceuticals Company, Ltd. (a)	44,790	813,941
Takeda Pharmaceutical Company, Ltd.	321,789	21,051,617
Teijin, Ltd.	1,000	6,482
Terumo Corp. (a)	20,300	825,632
The Japan Steel Works, Ltd. (a)	90,000	665,109
The Tokyo Electric Power Company, Ltd.	51,439	1,606,912
Toho Zinc Company, Ltd. * (a)	96,000	784,216
Tohoku Electric Power Company, Inc.	79,100	1,848,131
Tokyo Electron, Ltd. (a)	35,700	2,761,838
Tokyo Gas Company, Ltd.	469,397	2,331,550
Tokyo Seimitsu Company, Ltd. (a)	14,401	667,959
Tokyo Steel Manufacturing Company, Ltd.	77,300	1,146,523
TonenGeneral Sekiyu K.K. (a)	121,133	1,250,534
Toray Industries, Inc.	209,000	1,557,191
Toshiba Corp. (a)	314,000	2,013,448
Toyo Tire & Rubber Company, Ltd.	53,812	242,145
Toyota Motor Corp.	235,500	14,306,075

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ube Industries, Ltd.	2,282	$6,793
YASKAWA Electric Corp. (a)	94,696	1,043,164

		302,021,785
Netherlands - 9.21%
ABN AMRO Holdings NV	597,495	17,993,329
Aegon NV (a)	475,478	8,631,653
Akzo Nobel NV	38,954	2,236,144
Buhrmann NV	67,998	957,593
Corio NV (a)	2,542	189,272
CSM NV (a)	31,180	1,159,349
DSM NV	34,775	1,659,622
Euronext NV (a)	25,907	2,973,338
Hagemeyer NV * (a)	189,751	903,314
Heineken Holding NV (a)	28,268	1,164,653
Heineken NV	138,273	6,747,538
ING Groep NV	617,133	26,342,674
Koninklijke Ahold NV *	255,619	2,562,566
Mittal Steel Company NV	241,209	9,947,501
Oce-Van Der Grinten NV (a)	37,046	618,482
Reed Elsevier NV (a)	213,184	3,595,852
Royal Dutch Shell PLC, A Shares (a)	327,014	11,560,766
Royal Dutch Shell PLC, A Shares (a) GBP	155,872	5,524,698
Royal Dutch Shell PLC, B Shares	216,227	7,736,291
Stork NV * (a)	12,001	592,635
TNT Post Group NV	59,827	2,520,430
Vedior NV	66,886	1,278,084
Wereldhave NV (a)	6,280	769,886

		117,665,670
Norway - 0.14%
Statoil ASA	62,968	1,749,907
Singapore - 1.08%
Ascendas., REIT * (a)	228,000	354,454
CapitaLand, Ltd. *	435,203	1,769,291
ComfortDelGro Corp., Ltd.	8,000	8,170
Cosco Corp. Singapore, Ltd.	908,600	1,300,237
DBS Group Holdings, Ltd.	330,231	4,510,912
Keppel Land, Ltd. (a)	234,538	1,006,896
K-REIT Asia *	46,908	74,755
MobileOne, Ltd.	6,000	8,274
Neptune Orient Lines, Ltd. (a)	389,488	537,103
SembCorp Industries, Ltd.	396,802	954,999
SembCorp Marine, Ltd. (a)	111,267	244,630
Singapore Press Holdings, Ltd. (a)	2,000	5,672
Singapore Technologies Engineering, Ltd.	189,683	372,617
Singapore Telecommunications, Ltd.	783,350	1,467,491
StarHub, Ltd.	304,120	458,945
United Overseas Bank, Ltd. (a)	64,000	774,319

		13,848,765
Spain - 1.24%
ACS Actividades SA	14,777	826,519
Fomento de Construcciones SA (a)	14,015	1,367,827

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Gas Natural SDG SA	39,851	$1,627,609
Iberdrola SA (a)	97,969	4,352,047
Repsol SA (a)	213,037	7,655,692

		15,829,694
Sweden - 1.84%
Alfa Laval AB	20,200	784,871
Boliden AB	90,050	2,174,452
Electrolux AB, Series B (a)	132,773	2,496,865
Nordea Bank AB	217,400	3,073,399
Sandvik AB	138,300	1,781,095
Scania AB, Series B (a)	30,100	2,057,148
Skandinaviska Enskilda Banken AB, Series A	98,800	2,906,265
Svenska Cellulosa AB, Series B	35,394	1,737,818
Svenska Handelsbanken AB, Series A	38,800	1,047,636
Tele2 AB, Series B (a)	148,220	1,908,850
Teliasonera AB	286,500	2,169,788
Volvo AB, Series B	21,100	1,374,120

		23,512,307
Switzerland - 4.39%
ABB, Ltd.	446,288	7,217,143
Baloise Holding AG *	6,076	586,501
Compagnie Financiere
Richemont AG, Series A	20,411	1,101,107
Credit Suisse Group AG	38,980	2,581,727
Geberit AG	706	1,025,472
Logitech International SA *	250	7,365
Nestle SA	11,484	4,059,782
Novartis AG	101,499	5,925,122
Roche Holdings AG	2,498	451,980
Serono AG, Series B	1,491	1,356,984
Swiss Life Holding *	5,599	1,380,390
Swiss Re	42,915	3,669,052
UBS AG * (c)	177,044	10,660,666
Unaxis Holding AG * (a)	2,807	1,196,415
Zurich Financial Services AG	57,057	14,853,751

		56,073,457
United Kingdom - 21.53%
Alliance & Leicester PLC	95,433	2,048,298
Anglo American PLC	212,225	9,870,619
ARM Holdings PLC (a)	2,123	5,016
Arriva PLC	98,312	1,345,424
AstraZeneca Group PLC	340,032	19,751,941
Aviva PLC	240,293	3,726,144
BAE Systems PLC	200,444	1,527,468
Barclays PLC	155,290	2,080,844
Barratt Developments PLC	164,331	3,573,989
BBA Aviation PLC *	161,243	907,267
Berkeley Group Holdings PLC *	23,046	736,970
BG Group PLC	294,896	3,974,754
Biffa PLC *	111	571
Boots Group PLC	218,360	3,407,535

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco Australasia, Ltd.	76,033	$2,154,423
British Land Company PLC	34,274	1,027,857
BT Group PLC	2,182,521	12,215,939
Burberry Group PLC	50,746	601,542
Cadbury Schweppes PLC	306,738	3,161,930
Centrica PLC	999,965	6,512,573
Cobham PLC	453,562	1,583,036
Compass Group PLC	388,415	2,195,057
Dixons Group PLC	789,738	3,032,394
EMI Group PLC	223,930	1,301,878
Fiberweb PLC *	47,989	171,036
George Wimpey PLC	381,148	4,150,369
GlaxoSmithKline PLC	1,242,321	33,048,910
Hanson PLC	139,616	2,004,152
HBOS PLC	264,049	5,412,566
Home Retail Group *	184,380	1,481,296
IMI PLC	108,521	1,111,182
Imperial Chemical Industries PLC	279,166	2,286,777
Imperial Tobacco Group PLC	228,066	8,393,398
Invensys PLC *	62,663	322,356
J Sainsbury PLC	375,943	2,953,676
Kingfisher PLC	512,023	2,449,987
Ladbrokes PLC	133,566	1,060,567
Lloyds TSB Group PLC	255,720	2,721,625
Man Group PLC	335,124	3,127,893
Marks & Spencer Group PLC	390,267	5,248,685
National Grid PLC, ADR	240,866	3,260,740
Next Group PLC	102,537	3,593,921
Northern Rock PLC	40,447	903,962
Old Mutual PLC	646,154	2,112,088
Rank Group PLC	149,952	820,852
Reckitt Benckiser PLC	27,993	1,246,838
Rio Tinto PLC	349,114	18,664,015
Royal & Sun Alliance PLC	1,171,012	3,389,586
Royal Bank of Scotland Group PLC	701,352	25,438,625
Scottish & Newcastle PLC	129,258	1,374,419
Scottish & Southern Energy PLC	57,245	1,640,093
Scottish Power PLC	231,802	3,446,133
Severn Trent PLC *	74	2,130
Smiths News PLC *	2,121	5,346
Standard Chartered PLC	41,274	1,185,768
Tate & Lyle PLC	167,909	2,631,813
Taylor Woodrow PLC	605,439	4,655,426
Tesco PLC	463,686	3,572,287
Tomkins PLC	525,325	2,467,087
United Utilities PLC	149,177	2,216,303
Vodafone Group PLC	7,653,991	20,271,141
William Morrison Supermarket PLC	599,870	3,065,226
Wolseley PLC	32,661	765,322

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Xstrata PLC	127,149	$5,708,418

		275,125,483

TOTAL COMMON STOCKS (Cost $1,007,644,748)		$ 1,200,902,633

PREFERRED STOCKS - 0.39%
Germany - 0.22%
Bayerische Motoren Werke (BMW) AG (a)	10,400	574,530
Henkel KGaA, Non-Voting	8,823	1,263,807
RWE AG, Non-Voting	89	8,498
Volkswagen AG, Non-Voting	14,465	1,005,101

		2,851,936
Italy - 0.17%
IFI-Istituto Finanziario Industriale SpA * (a)	24,500	700,122
Unipol SpA	463,153	1,429,467

		2,129,589

TOTAL PREFERRED STOCKS (Cost $3,200,482)		$4,981,525

RIGHTS - 0.00%
Austria - 0.00%
Austrian Airlines	390	5

TOTAL RIGHTS (Cost $0)		$5

SHORT TERM INVESTMENTS - 17.84%
State Street Navigator Securities
Lending Prime Portfolio (c)	$227,958,540	$227,958,540

TOTAL SHORT TERM INVESTMENTS
(Cost $227,958,540)		$227,958,540

REPURCHASE AGREEMENTS - 4.73%
Repurchase Agreement with State
Street Corp. dated 11/30/2006 at
3.95% to be repurchased at
$60,445,632 on 12/01/2006,
collateralized by $59,350,000
Federal Home Loan Bank, 5.25%
due 04/15/2016 (valued at
$61,649,813, including interest) (c)	$60,439,000	$60,439,000

TOTAL REPURCHASE AGREEMENTS
(Cost $60,439,000)		$60,439,000

Total Investments (International Core Fund)
(Cost $1,299,242,770) - 116.93%		$ 1,494,281,703
Liabilities in Excess of Other Assets - (16.93)%		(216,370,099)
TOTAL NET ASSETS - 100.00%		$ 1,277,911,604

Footnotes

Percentages are states as a percent of net assets.

Key to Security Abbreviations and Legend

GBP – British Pound

ADR – American Depositary Receipts

REIT – Real Estate Investment Trust

* Non-Income Producing

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank

JOHN HANCOCK FUNDS III
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at November 30, 2006:
					Unrealized
					Appreciation
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

International Core	CAC 40 10 Euro Index	37	Long	Dec 2006	($66,519)
	DAX Index	175	Long	Dec 2006	2,125,828
	EOE Dutch Stock Index	10	Long	Dec 2006	(39,838)
	Hang Seng Stock Index	1	Long	Dec 2006	(2,012)
	IBEX 35 Index	4	Long	Dec 2006	(23,264)
	MSCI Singapore Stock Index	274	Long	Dec 2006	(23,755)
	OMX 30 Index	34	Long	Dec 2006	(19,545)
	S&P / MIB 30 Index	3	Long	Dec 2006	(8,829)
	TOPIX Index	164	Long	Dec 2006	150,428
	FTSE 100 Index	56	Short	Dec 2006	(22,103)
	S&P / Toronto Stock Exchange			Dec 2006
	60 Index	135	Short		(1,619,387)
	SPI 200 Index	79	Short	Dec 2006	(518,022)

					($67,018)

At November 30, 2006 the value of securities loaned and cash collateral was as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral

International Core	$216,838,167	$227,958,540

At November 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

	Unrealized	Unrealized	Net Unrealized
Fund	Appreciation	(Depreciation)	Appreciation/ (Depreciation)

International Core	204,819,135	(9,780,202)	195,038,933

For more information

Trustees
James M. Oates, *Chairman**
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook
William H. Cunningham
Charles L. Ladner*
Hassell H. McClellan

* Members of the Audit Committee
† Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Investment
Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo,
Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q3 11/06
1/07

John Hancock MUTUAL FUNDS

John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)
(showing percentage of total net assets)

Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.94%
Aerospace - 0.39%
Alliant Techsystems, Inc. *	100	$7,731
Orbital Sciences Corp., Class A *	400	7,248
Teledyne Technologies, Inc. *	100	4,020

		18,999
Agriculture - 0.08%
Andersons, Inc.	100	4,120

Air Freight - 0.16%
ExpressJet Holdings, Inc. *	1,000	7,900

Air Travel - 1.43%
AMR Corp. *	600	19,176
Continental Airlines, Inc., Class B *	700	28,448
US Airways Group, Inc. *	400	22,704

		70,328
Aluminum - 0.07%
Superior Essex, Inc. *	100	3,540

Apparel & Textiles - 2.98%
Bebe Stores, Inc.	200	3,982
Columbia Sportswear Company	300	17,655
Crocs, Inc. *	100	4,295
Deckers Outdoor Corp. *	200	11,160
Guess?, Inc. *	300	18,648
K-Swiss, Inc., Class A	300	9,963
Liz Claiborne, Inc.	300	12,825
Oakley, Inc.	200	3,684
Oxford Industries, Inc.	100	5,082
Phillips-Van Heusen Corp.	200	9,866
Polo Ralph Lauren Corp., Class A	100	7,820
Skechers United States of America, Inc.,
Class A *	200	5,900
The Gymboree Corp. *	500	19,900
Timberland Company., Class A *	400	12,500
Wolverine World Wide, Inc.	100	2,906

		146,186
Auto Parts - 0.85%
Keystone Automotive Industries, Inc. *	100	3,587
O'Reilly Automotive, Inc. *	1,200	38,004

		41,591
Auto Services - 0.19%
Copart, Inc. *	300	9,063

Automobiles - 0.31%
Group 1 Automotive, Inc.	300	15,297

Banking - 1.75%
BankUnited Financial Corp., Class A	200	5,100
Cullen Frost Bankers, Inc.	100	5,450
Digital Insight Corp. *	200	7,632
Downey Financial Corp.	100	7,280
Flagstar Bancorp, Inc.	100	1,505
Hancock Holding Company	100	5,372
Investors Financial Services Corp.	600	23,862
People's Bank Corp.	100	4,459

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Sterling Bancshares, Inc.	200	$3,684
TCF Financial Corp.	500	13,060
Wilmington Trust Corp.	200	8,312

		85,716
Biotechnology - 0.63%
Cephalon, Inc. *	200	14,972
Techne Corp. *	300	16,131

		31,103
Broadcasting - 0.06%
Sinclair Broadcast Group, Inc., Class A	300	2,985

Building Materials & Construction - 0.74%
Eagle Materials, Inc.	300	12,900
EMCOR Group, Inc. *	200	11,934
Lennox International, Inc.	200	5,848
NCI Building Systems, Inc. *	100	5,518

		36,200
Business Services - 6.97%
Acxiom Corp.	200	4,984
Administaff, Inc.	200	8,416
Alliance Data Systems Corp. *	600	38,826
Brinks Company	100	5,614
Ceridian Corp. *	300	7,353
Corporate Executive Board Company	200	18,924
CSG Systems International, Inc. *	300	8,319
DST Systems, Inc. *	100	6,240
Ezcorp, Inc., Class A *	200	9,344
FactSet Research Systems, Inc.	700	37,016
Fair Isaac Corp.	200	8,324
Geo Group, Inc. *	100	3,756
Global Payments, Inc.	300	13,740
Iron Mountain, Inc. *	300	12,930
Jacobs Engineering Group, Inc. *	200	16,774
Manpower, Inc.	500	35,500
Monster Worldwide, Inc. *	600	26,190
MPS Group, Inc. *	700	10,493
On Assignment, Inc. *	100	1,092
Pre-Paid Legal Services, Inc.	300	12,456
Robert Half International, Inc.	600	23,154
Scansource, Inc. *	300	9,156
Sonicwall, Inc. *	400	4,020
Spherion Corp. *	400	2,880
Tyler Technologies, Inc. *	200	2,890
Volt Information Sciences, Inc. *	100	4,666
Watson Wyatt Worldwide, Inc., Class A	200	9,280

		342,337
Cellular Communications - 0.33%
Brightpoint, Inc. *	1,160	16,020

Chemicals - 1.54%
Airgas, Inc.	300	12,765
Albemarle Corp.	200	13,948

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Hercules, Inc. *	400	$7,452
Newmarket Corp.	200	12,556
OM Group, Inc. *	200	9,410
PolyOne Corp. *	600	4,608
W. R. Grace & Company *	800	14,696

		75,435
Colleges & Universities - 1.01%
Career Education Corp. *	600	15,150
ITT Educational Services, Inc. *	500	34,285

		49,435
Commercial Services - 0.24%
Cenveo, Inc. *	200	3,976
Pool Corp.	100	4,097
Vertrue, Inc. *	100	3,831

		11,904
Computers & Business Equipment - 2.80%
Benchmark Electronics, Inc. *	300	7,287
Brocade Communications Systems, Inc. *	1,900	17,575
CDW Corp.	500	35,250
Electronics for Imaging, Inc. *	100	2,450
Foundry Networks, Inc. *	400	5,724
Ingram Micro, Inc., Class A *	800	16,304
National Instruments Corp.	200	5,816
Plexus Corp. *	500	12,075
Sybase, Inc. *	200	4,788
Sykes Enterprises, Inc. *	200	3,446
Tech Data Corp. *	100	4,182
Western Digital Corp. *	1,100	22,572

		137,469
Construction & Mining Equipment - 0.27%
Bucyrus International, Inc., Class A	100	4,270
Joy Global, Inc.	200	8,780

		13,050
Construction Materials - 1.68%
Columbus McKinnon Corp. *	200	4,646
Comfort Systems USA, Inc.	200	2,698
Florida Rock Industries, Inc.	300	13,512
Granite Construction, Inc.	200	10,320
JLG Industries, Inc.	200	5,582
Martin Marietta Materials, Inc.	200	19,862
Simpson Manufacturing Company, Inc.	300	9,291
USG Corp. *	300	16,719

		82,630
Containers & Glass - 0.87%
Packaging Corp. of America	200	4,510
Pactiv Corp. *	1,000	34,450
Sonoco Products Company	100	3,699

		42,659
Correctional Facilities - 0.19%
Corrections Corp. of America *	200	9,090

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 0.38%
Alberto-Culver Company *	200 $	4,014
Estee Lauder Companies, Inc., Class A	200	8,258
International Flavors & Fragrances, Inc.	100	4,711
Sally Beauty Holdings, Inc. *	200	1,852

		18,835
Crude Petroleum & Natural Gas - 0.27%
Patterson-UTI Energy, Inc.	200	5,542
Vaalco Energy, Inc. *	900	7,551

		13,093
Domestic Oil - 1.07%
Frontier Oil Corp.	500	15,820
Holly Corp.	400	21,604
Oil States International, Inc. *	200	6,962
St. Mary Land & Exploration Company	200	8,016

		52,402
Drugs & Health Care - 0.98%
Abaxis, Inc. *	400	7,724
Alpharma Inc., Class A	200	4,380
Candela Corp. *	500	6,600
CNS, Inc.	200	7,464
Enzon Pharmaceuticals, Inc. *	200	1,666
Immucor, Inc. *	100	2,690
Mannatech, Inc.	200	2,984
Molina Healthcare, Inc. *	100	3,399
OraSure Technologies, Inc. *	100	861
Parexel International Corp. *	200	5,554
West Pharmaceutical Services, Inc.	100	4,910

		48,232
Educational Services - 0.07%
Renaissance Learning, Inc.	200	3,378
Electrical Equipment - 3.09%
A.O. Smith Corp.	100	3,579
Anaren, Inc. *	200	4,110
Anixter International, Inc. *	100	5,862
Encore Wire Corp. *	400	9,864
General Cable Corp. *	400	17,000
Genlyte Group, Inc. *	100	8,486
Greatbatch, Inc. *	200	5,202
Lamson & Sessions Company *	400	8,600
Littelfuse, Inc. *	100	3,128
Molex, Inc.	700	22,400
Tektronix, Inc.	600	18,336
Watsco, Inc.	100	5,168
Wesco International, Inc. *	600	40,140

		151,875
Electrical Utilities - 0.13%
CenterPoint Energy, Inc.	400	6,540
Electronics - 2.37%
Avnet, Inc. *	300	7,437
AVX Corp.	700	10,878

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Daktronics, Inc.	500	$18,090
Mentor Graphics Corp. *	500	8,455
Multi-Fineline Electronix, Inc. *	300	6,471
Rogers Corp. *	100	6,948
Supertex, Inc. *	100	4,692
Technitrol, Inc.	200	5,496
Thomas & Betts Corp. *	500	25,935
Trimble Navigation, Ltd. *	200	9,594
TTM Technologies, Inc. *	500	6,305
Zoran Corp. *	400	5,964

		116,265
Financial Services - 6.64%
A.G. Edwards, Inc.	200	11,570
Affiliated Managers Group, Inc. *	100	10,211
AmeriCredit Corp. *	200	4,690
Bankrate, Inc. *	100	3,650
Blackrock, Inc., Class A (c)	200	28,674
Federated Investors, Inc., Class B	300	9,954
IndyMac Bancorp, Inc.	200	9,190
IntercontinentalExchange, Inc. *	200	19,650
International Securities Exchange
Holdings, Inc.	100	5,318
Investment Technology Group, Inc. *	300	11,250
Jefferies Group, Inc.	600	17,394
Knight Capital Group, Inc. *	800	14,088
Leucadia National Corp.	300	8,277
Moneygram International, Inc.	800	24,400
Piper Jaffray Companies, Inc. *	200	13,014
Raymond James Financial, Inc.	550	17,330
SEI Investments Company	500	29,095
Student Loan Corp.	100	20,700
SWS Group, Inc.	100	3,237
The First Marblehead Corp.	800	59,872
World Acceptance Corp. *	100	4,539

		326,103
Food & Beverages - 0.98%
Corn Products International, Inc.	300	10,896
Flowers Foods, Inc.	100	2,664
Hansen Natural Corp. *	100	2,813
McCormick & Company, Inc.	400	15,488
MGP Ingredients, Inc.	200	4,362
Ralcorp Holdings, Inc. *	100	5,065
Seabord Corp.	1	1,678
Smithfield Foods, Inc. *	200	5,276

		48,242
Furniture & Fixtures - 0.47%
American Woodmark Corp.	100	3,899
Ethan Allen Interiors, Inc.	400	14,192
Leggett & Platt, Inc.	200	4,756

		22,847

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products - 2.52%
Computer Programs & Systems, Inc.	100 $	3,600
Cytyc Corp. *	300	7,866
DENTSPLY International, Inc.	500	15,965
Henry Schein, Inc. *	300	15,459
ICU Medical, Inc. *	100	4,041
IDEXX Laboratories, Inc. *	400	33,860
Owens & Minor, Inc.	200	6,206
Patterson Companies, Inc. *	200	7,422
PSS World Medical, Inc. *	400	8,376
Respironics, Inc. *	500	18,030
Thoratec Corp. *	200	2,946

		123,771
Healthcare Services - 2.17%
AMERIGROUP Corp. *	400	13,676
Apria Healthcare Group, Inc. *	500	12,485
Cerner Corp. *	100	4,807
Covance, Inc. *	200	11,974
Emdeon Corp. *	600	7,110
Health Net, Inc. *	400	18,456
Lincare Holdings, Inc. *	500	18,835
Magellan Health Services, Inc. *	100	4,398
Odyssey Healthcare, Inc. *	400	4,952
Pediatrix Medical Group, Inc. *	200	9,630

		106,323
Holdings Companies/Conglomerates - 0.30%
United Industrial Corp.	300	14,667

Homebuilders - 0.92%
Beazer Homes USA, Inc.	100	4,566
Hovnanian Enterprises, Inc., Class A *	100	3,551
KB Home	100	5,169
M.D.C. Holdings, Inc.	200	11,426
M/I Homes, Inc.	200	7,456
Ryland Group, Inc.	200	10,550
Standard Pacific Corp.	100	2,566

		45,284
Hotels & Restaurants - 2.06%
Applebee's International, Inc.	300	6,825
Brinker International, Inc.	400	18,188
CBRL Group, Inc.	100	4,289
CEC Entertainment, Inc. *	100	3,981
Choice Hotels, Inc.	200	9,120
CKE Restaurants, Inc.	400	7,376
Jack in the Box, Inc. *	100	6,149
Krispy Kreme Doughnuts, Inc. *	300	2,913
OSI Restaurant Partners, Inc.	100	3,910
Papa Johns International, Inc. *	600	18,600
Ruby Tuesday, Inc.	300	8,097
Sonic Corp. *	500	11,740

		101,188

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.26%
Church & Dwight, Inc.	100	$4,191
Energizer Holdings, Inc. *	500	33,045
Select Comfort Corp. *	700	12,117
Tempur-Pedic International, Inc. *	400	8,432
Tupperware Brands Corp.	200	4,246

		62,031
Industrial Machinery - 5.10%
AGCO Corp. *	400	12,492
Ceradyne, Inc. *	200	10,564
Cummins, Inc.	100	11,992
Flowserve Corp. *	200	10,768
FMC Technologies, Inc. *	600	36,006
Gardner Denver, Inc. *	300	11,472
Graco, Inc.	200	8,354
Lincoln Electric Holdings, Inc.	300	18,255
Middleby Corp. *	100	10,150
Rofin Sinar Technologies, Inc. *	100	5,812
Terex Corp. *	1,400	78,428
The Manitowoc Company, Inc.	500	30,120
Valmont Industries, Inc.	100	5,925

		250,338
Industrials - 1.43%
Crane Company	300	11,430
Fastenal Company	1,200	43,188
Harsco Corp.	200	15,606

		70,224
Insurance - 2.24%
Brown & Brown, Inc.	1,300	37,700
Erie Indemnity Company., Class A	100	5,628
HCC Insurance Holdings, Inc.	200	6,038
Philadelphia Consolidated Holding Corp. *	100	4,455
PMI Group, Inc.	100	4,331
Radian Group, Inc.	100	5,321
Reinsurance Group of America, Inc.	200	11,034
Triad Guaranty, Inc. *	100	5,380
Universal American Financial Corp. *	100	1,875
W.R. Berkley Corp.	800	28,088

		109,850
Internet Content - 0.13%
Travelzoo, Inc. *	200	6,190

Internet Retail - 0.37%
PetMed Express, Inc. *	800	10,288
Priceline.com, Inc. *	200	7,898

		18,186
Internet Software - 2.46%
Akamai Technologies, Inc. *	1,600	78,192
Checkfree Corp. *	300	12,543
Digital River, Inc. *	200	11,782
RealNetworks, Inc. *	400	4,600
TIBCO Software, Inc. *	700	6,517

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
WebEx Communications, Inc. *	200	$7,180

		120,814
Leisure Time - 0.16%
Brunswick Corp.	100	3,237
Movie Gallery, Inc. *	100	284
Polaris Industries, Inc.	100	4,502

		8,023
Life Sciences - 0.68%
Pharmaceutical Product Development, Inc.	900	28,431
Waters Corp. *	100	5,004

		33,435
Liquor - 0.28%
Brown Forman Corp., Class B	200	13,890

Manufacturing - 1.09%
Acuity Brands, Inc.	300	15,801
Carlisle Companies, Inc.	100	8,189
Insteel Industries, Inc.	200	3,848
Kaydon Corp.	300	11,985
Nordson Corp.	200	9,658
Trinity Industries, Inc.	100	3,780

		53,261
Medical-Hospitals - 0.66%
Manor Care, Inc.	400	19,008
RehabCare Group, Inc. *	100	1,253
Universal Health Services, Inc., Class B	100	5,521
VCA Antech, Inc. *	200	6,448

		32,230
Metal & Metal Products - 2.11%
A. M. Castle & Company	100	2,652
Commercial Metals Company	900	26,145
Ladish Company, Inc. *	200	6,748
Matthews International Corp., Class A	100	4,015
Mueller Industries, Inc.	200	6,820
Reliance Steel & Aluminum Company	1,000	38,490
Timken Company	300	8,922
Titanium Metals Corp. *	300	9,591

		103,383
Mining - 0.25%
AMCOL International Corp.	200	5,552
Stillwater Mining Company *	500	6,930

		12,482
Mobile Homes - 0.97%
Thor Industries, Inc.	900	40,734
Winnebago Industries, Inc.	200	6,960

		47,694
Office Furnishings & Supplies - 0.55%
Herman Miller, Inc.	100	3,511
HNI Corp.	100	4,684
OfficeMax, Inc.	300	14,121

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Furnishings & Supplies
(continued)
United Stationers, Inc. *	100	$4,638

		26,954
Petroleum Services - 0.99%
Oceaneering International, Inc. *	300	13,083
RPC, Inc.	400	9,000
TETRA Technologies, Inc. *	200	5,168
Tidewater, Inc.	100	5,533
Universal Compression Holdings, Inc. *	100	6,295
W-H Energy Services, Inc. *	100	4,775
World Fuel Services Corp.	100	4,850

		48,704
Pharmaceuticals - 0.66%
Endo Pharmaceutical Holdings, Inc. *	400	10,844
Hi-Tech Pharmacal Company, Inc. *	100	1,425
King Pharmaceuticals, Inc. *	1,000	16,530
Medicis Pharmaceutical Corp., Class A	100	3,688

		32,487
Publishing - 0.15%
Consolidated Graphics, Inc. *	100	5,850
Valassis Communications, Inc. *	100	1,546

		7,396
Railroads & Equipment - 0.07%
Wabtec Corp.	100	3,285

Real Estate - 0.77%
Home Properties, Inc., REIT	100	6,181
Jones Lang LaSalle, Inc., REIT	200	18,200
SL Green Realty Corp., REIT	100	13,524

		37,905
Retail Grocery - 0.23%
Pathmark Stores, Inc. *	300	3,387
The Great Atlantic & Pacific Tea Company,
Inc. *	300	7,890

		11,277
Retail Trade - 12.60%
Abercrombie & Fitch Company., Class A	100	6,744
Advance Auto Parts, Inc.	200	7,120
Aeropostale, Inc. *	500	15,120
American Eagle Outfitters, Inc.	1,700	76,806
AnnTaylor Stores Corp. *	700	24,150
Big Lots, Inc. *	400	8,924
BJ's Wholesale Club, Inc. *	200	6,460
CarMax, Inc. *	700	32,298
Cash America International, Inc.	100	4,414
Charlotte Russe Holding, Inc. *	400	12,068
Charming Shoppes, Inc. *	600	8,118
Childrens Place Retail Stores, Inc. *	200	12,904
Christopher & Banks Corp.	400	7,516
Circuit City Stores, Inc.	500	12,480
Claire's Stores, Inc.	800	25,528

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Conn's, Inc. *	300	$6,408
Dillard's, Inc., Class A	300	10,671
Dollar Tree Stores, Inc. *	1,200	36,012
Family Dollar Stores, Inc.	1,500	41,835
First Cash Financial Services, Inc. *	400	8,172
Fossil, Inc. *	300	6,306
Genesco, Inc. *	100	3,832
Hibbett Sporting Goods, Inc. *	150	4,728
Kenneth Cole Productions, Inc., Class A	100	2,390
Longs Drug Stores Corp.	100	4,109
MSC Industrial Direct Company, Inc., Class A	300	11,673
NBTY, Inc. *	400	14,540
Pacific Sunwear of California, Inc. *	500	9,840
Pantry, Inc. *	100	4,902
Payless ShoeSource, Inc. *	300	9,357
PETsMART, Inc.	500	14,790
RadioShack Corp.	400	7,012
Regis Corp.	100	3,831
Rent-A-Center, Inc. *	700	19,138
Ross Stores, Inc.	300	9,297
Steven Madden, Ltd. *	500	18,385
Talbots, Inc.	100	2,492
The Buckle, Inc.	100	4,699
The Dress Barn, Inc. *	800	19,376
The Men's Wearhouse, Inc.	500	19,150
The Yankee Candle, Inc.	100	3,406
Tiffany & Company	200	7,686
Tween Brands, Inc. *	600	25,152
United Rentals, Inc. *	500	12,530
Williams-Sonoma, Inc.	500	15,860

		618,229
Sanitary Services - 0.21%
Allied Waste Industries, Inc. *	800	10,144

Semiconductors - 2.50%
Amkor Technology, Inc. *	900	9,198
Atmel Corp. *	2,300	11,638
Cymer, Inc. *	100	4,725
Diodes, Inc. *	100	4,133
Intersil Corp., Class A	300	7,431
Lam Research Corp. *	300	15,780
MEMC Electronic Materials, Inc. *	600	23,880
Micrel, Inc. *	600	6,930
OmniVision Technologies, Inc. *	1,200	19,548
QLogic Corp. *	300	6,675
Silicon Laboratories, Inc. *	400	12,888

		122,826
Software - 2.77%
BEA Systems, Inc. *	1,300	17,901
BMC Software, Inc. *	800	26,048
Citrix Systems, Inc. *	1,600	45,984
Macrovision Corp. *	500	13,825

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Mantech International Corp. *	100	$3,628
MicroStrategy, Inc., Class A *	100	11,847
Neoware Systems, Inc. *	300	3,351
Novell, Inc. *	500	3,140
Transaction Systems Architects, Inc., Class A *	200	6,766
VeriFone Holdings, Inc. *	100	3,376

		135,866
Steel - 3.22%
AK Steel Holding Corp. *	1,400	23,086
Allegheny Technologies, Inc.	400	35,860
Carpenter Technology Corp.	200	21,362
Olympic Steel, Inc.	100	2,594
Oregon Steel Mills, Inc. *	100	6,294
Steel Dynamics, Inc.	1,200	39,024
United States Steel Corp.	400	29,916

		158,136
Telecommunications Equipment &
Services - 1.81%
ADTRAN, Inc.	300	6,537
Atheros Communications, Inc. *	200	4,548
Commscope, Inc. *	800	24,136
InterDigital Communication Corp. *	100	3,195
Level 3 Communications, Inc. *	2,900	15,486
Polycom, Inc. *	800	23,072
Tellabs, Inc. *	1,200	12,048

		89,022
Telephone - 0.26%
Harris Corp.	300	12,633

Tires & Rubber - 0.17%
Goodyear Tire & Rubber Company *	500	8,425

Toys, Amusements & Sporting Goods - 0.17%
Marvel Entertainment, Inc. *	300	8,430

Transportation - 0.60%
American Commercial Lines, Inc. *	100	6,934
Kirby Corp. *	400	14,416
Overseas Shipholding Group, Inc.	100	5,756
Saia, Inc. *	100	2,479

		29,585
Trucking & Freight - 3.06%
Arkansas Best Corp.	300	11,370
Celadon Group, Inc. *	400	7,408
EGL, Inc. *	600	19,164
Forward Air Corp.	300	9,990
Hub Group, Inc., Class A *	200	5,708
J.B. Hunt Transport Services, Inc.	700	15,323
Landstar Systems, Inc.	400	18,016
Navistar International Corp. *	100	3,199
Old Dominion Freight Lines, Inc. *	300	8,043
Oshkosh Truck Corp.	400	19,204
Ryder Systems, Inc.	300	15,651

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Swift Transportation, Inc. *	600	$17,022

		150,098

TOTAL COMMON STOCKS (Cost $4,578,046)		$4,905,535

REPURCHASE AGREEMENTS - 9.33%
Repurchase Agreement with State
Street Corp. dated 11/30/2006 at
3.95% to be repurchased at
$458,050 on 12/01/2006,
collateralized by $450,000 Federal
Home Loan Bank, 5.375% due
05/15/2019 (valued at $469,125,
including interest) (c)	$458,000	$458,000

TOTAL REPURCHASE AGREEMENTS
(Cost $458,000)		$458,000

Total Investments (Growth Opportunities Fund)
(Cost $5,036,046) - 109.27%		$5,363,535
Liabilities in Excess of Other Assets - (9.27)%		(454,842)

TOTAL NET ASSETS - 100.00%		$4,908,693

Footnotes

Percentages are states as a percent of net assets.

Key to Security Abbreviations and Legend
REIT –	Real Estate Investment Trust
*	Non-Income Producing
(c)	Investment is an affiliate of the Trust’s subadvisor or custodian bank

JOHN HANCOCK FUNDS III
Notes to Financial Statements (Unaudited)

At November 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

	Unrealized	Unrealized	Net Unrealized
Fund	Appreciation	(Depreciation)	Appreciation/ (Depreciation)

Growth Opportunities	435,112	(107,623)	327,489

For more information

Trustees
James M. Oates, *Chairman**
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook
William H. Cunningham
Charles L. Ladner*
Hassell H. McClellan

* Members of the Audit Committee
† Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Investment
Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo,
Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840Q3 11/06
1/07

John Hancock

MUTUAL FUNDS

John Hancock Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)
(showing percentage of total net assets)

Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.25%
Aerospace - 2.60%
General Dynamics Corp.	800	$59,872
Lockheed Martin Corp.	2,400	217,080
Northrop Grumman Corp.	2,000	133,860
Raytheon Company	1,300	66,352
United Technologies Corp.	4,000	258,120

		735,284
Agriculture - 0.68%
Archer-Daniels-Midland Company	5,500	193,050

Aluminum - 0.31%
Alcoa, Inc.	2,800	87,276

Apparel & Textiles - 0.18%
Liz Claiborne, Inc.	300	12,825
Mohawk Industries, Inc. *	300	23,229
Timberland Company., Class A *	500	15,625

		51,679
Auto Parts - 0.87%
AutoZone, Inc. *	600	68,166
Johnson Controls, Inc.	1,700	138,261
O'Reilly Automotive, Inc. *	1,300	41,171

		247,598
Auto Services - 0.22%
AutoNation, Inc. *	3,000	61,830

Automobiles - 0.21%
PACCAR, Inc.	900	58,770

Biotechnology - 0.75%
Amgen, Inc. *	1,100	78,100
Applera Corp.	2,200	80,168
Biogen Idec, Inc. *	600	31,356
Techne Corp. *	400	21,508

		211,132
Broadcasting - 0.55%
News Corp.	6,700	138,020
Univision Communications, Inc., Class A *	500	17,795

		155,815
Building Materials & Construction - 0.30%
American Standard Companies, Inc.	1,200	53,772
Masco Corp.	1,100	31,559

		85,331
Business Services - 2.80%
Affiliated Computer Services, Inc., Class A *	800	40,440
Ceridian Corp. *	1,300	31,863
Computer Sciences Corp. *	600	31,320
DST Systems, Inc. *	100	6,240
Fair Isaac Corp.	200	8,324
First Data Corp.	2,700	68,175
Fluor Corp.	400	34,832
Global Payments, Inc.	700	32,060
Manpower, Inc.	1,400	99,400
Monster Worldwide, Inc. *	900	39,285

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Moody's Corp.	4,100	$284,868
Paychex, Inc.	200	7,882
Pitney Bowes, Inc.	800	36,872
Robert Half International, Inc.	1,800	69,462

		791,023
Cable and Television - 1.35%
Comcast Corp., Class A *	7,000	283,220
DIRECTV Group, Inc. *	4,400	100,100

		383,320
Chemicals - 0.34%
E.I. Du Pont De Nemours & Company	1,900	89,167
PPG Industries, Inc.	100	6,430

		95,597
Colleges & Universities - 0.12%
ITT Educational Services, Inc. *	500	34,285

Computers & Business Equipment - 6.11%
CDW Corp.	1,000	70,500
Cisco Systems, Inc. *	25,500	685,440
Cognizant Technology Solutions Corp.,
Class A *	1,300	106,028
Dell, Inc. *	9,500	258,780
Hewlett-Packard Company	4,900	193,354
International Business Machines Corp.	1,900	174,648
Lexmark International, Inc. *	1,700	117,266
Network Appliance, Inc. *	2,700	105,867
Tech Data Corp. *	400	16,728

		1,728,611
Containers & Glass - 0.17%
Pactiv Corp. *	1,400	48,230

Cosmetics & Toiletries - 0.74%
Avon Products, Inc.	2,000	65,280
Colgate-Palmolive Company	700	45,535
Estee Lauder Companies, Inc., Class A	300	12,387
Kimberly-Clark Corp.	1,300	86,411

		209,613
Crude Petroleum & Natural Gas - 0.71%
Devon Energy Corp.	400	29,348
Marathon Oil Corp.	900	84,942
Occidental Petroleum Corp.	1,700	85,578

		199,868
Drugs & Health Care - 0.07%
Wyeth	400	19,312

Electrical Equipment - 1.53%
Emerson Electric Company	3,900	338,130
Molex, Inc.	1,300	41,600
Wesco International, Inc. *	800	53,520

		433,250
Electronics - 0.94%
Agilent Technologies, Inc. *	5,100	162,384

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Amphenol Corp., Class A	300	$20,439
AVX Corp.	700	10,878
Harman International Industries, Inc.	400	41,536
Thomas & Betts Corp. *	400	20,748
Trimble Navigation, Ltd. *	200	9,594

		265,579
Financial Services - 7.09%
Bear Stearns Companies, Inc.	600	91,488
Charles Schwab Corp.	9,000	165,060
Chicago Merchantile Exchange Holdings, Inc.	100	53,560
E*TRADE Financial Corp. *	4,700	113,129
Federated Investors, Inc., Class B	1,000	33,180
Fiserv, Inc. *	600	30,666
Goldman Sachs Group, Inc.	2,300	448,040
Investment Technology Group, Inc. *	300	11,250
Jefferies Group, Inc.	1,200	34,788
JP Morgan Chase & Company	6,700	310,076
Lehman Brothers Holdings, Inc.	1,700	125,239
Mellon Financial Corp.	2,700	108,621
Merrill Lynch & Company, Inc.	2,100	183,603
Moneygram International, Inc.	1,600	48,800
Morgan Stanley	2,700	205,632
Raymond James Financial, Inc.	400	12,604
State Street Corp. (c)	500	31,065

		2,006,801
Food & Beverages - 3.21%
Campbell Soup Company	1,200	45,684
Corn Products International, Inc.	300	10,896
H.J. Heinz Company	1,800	80,010
Kraft Foods, Inc., Class A	1,000	35,050
Pepsi Bottling Group, Inc.	900	28,188
Sara Lee Corp.	1,900	31,502
Starbucks Corp. *	13,600	479,944
The Coca-Cola Company	4,200	196,686

		907,960
Healthcare Products - 3.15%
Baxter International, Inc.	500	22,370
Becton, Dickinson & Company	900	64,548
Biomet, Inc.	400	15,124
Henry Schein, Inc. *	100	5,153
IDEXX Laboratories, Inc. *	200	16,930
Johnson & Johnson	8,300	547,053
Medtronic, Inc.	900	46,917
Respironics, Inc. *	1,200	43,272
Stryker Corp.	800	41,488
Varian Medical Systems, Inc. *	1,800	88,596

		891,451
Healthcare Services - 3.78%
Cardinal Health, Inc.	1,700	109,854
Caremark Rx, Inc.	700	33,110
Express Scripts, Inc. *	2,500	170,500

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Health Net, Inc. *	500	$23,070
Laboratory Corp. of America Holdings *	300	21,240
Lincare Holdings, Inc. *	1,100	41,437
McKesson Corp.	1,800	88,920
Quest Diagnostics, Inc.	2,700	143,559
UnitedHealth Group, Inc.	8,800	431,904
Weight Watchers International, Inc.	100	4,894

		1,068,488
Holdings Companies/Conglomerates - 0.28%
Textron, Inc.	800	77,960

Homebuilders - 0.14%
Centex Corp.	600	33,204
Lennar Corp., Class A	100	5,250

		38,454
Hotels & Restaurants - 0.45%
Applebee's International, Inc.	400	9,100
Brinker International, Inc.	800	36,376
Marriott International, Inc., Class A	1,800	81,270

		126,746
Household Appliances - 0.18%
Whirlpool Corp.	600	51,180

Household Products - 0.16%
Energizer Holdings, Inc. *	600	39,654
Newell Rubbermaid, Inc.	200	5,698

		45,352
Industrial Machinery - 2.62%
Caterpillar, Inc.	4,100	254,323
Cummins, Inc.	600	71,952
Deere & Company	900	86,400
Flowserve Corp. *	600	32,304
FMC Technologies, Inc. *	1,000	60,010
Graco, Inc.	100	4,177
Lincoln Electric Holdings, Inc.	400	24,340
Parker-Hannifin Corp.	800	66,784
Terex Corp. *	2,000	112,040
W.W. Grainger, Inc.	400	28,944

		741,274
Industrials - 0.38%
Crane Company	300	11,430
Fastenal Company	2,700	97,173

		108,603
Insurance - 4.12%
AFLAC, Inc.	4,000	176,560
Ambac Financial Group, Inc.	600	51,384
American International Group, Inc.	6,000	421,920
Aon Corp.	2,000	71,360
Brown & Brown, Inc.	1,100	31,900
Lincoln National Corp.	400	25,436
MBIA, Inc.	500	34,825
Old Republic International Corp.	200	4,510

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
PMI Group, Inc.	1,200	$51,972
Progressive Corp.	5,600	126,280
Radian Group, Inc.	200	10,642
St. Paul Travelers Companies, Inc.	1,200	62,172
Torchmark Corp.	400	25,288
W.R. Berkley Corp.	2,000	70,220

		1,164,469
International Oil - 3.85%
Anadarko Petroleum Corp., ADR	1,800	88,848
ChevronTexaco Corp.	900	65,088
ConocoPhillips	900	60,570
Exxon Mobil Corp.	11,400	875,634

		1,090,140
Internet Service Provider - 0.69%
Google, Inc., Class A *	400	193,968

Internet Software - 0.04%
Checkfree Corp. *	300	12,543

Leisure Time - 1.41%
International Game Technology, Inc.	4,300	188,254
Walt Disney Company	6,400	211,520

		399,774
Life Sciences - 0.08%
Pharmaceutical Product Development, Inc.	700	22,113

Liquor - 0.82%
Anheuser-Busch Companies, Inc.	4,600	218,546
Brown Forman Corp., Class B	200	13,890

		232,436
Manufacturing - 2.55%
Cameron International Corp. *	300	16,296
Danaher Corp.	3,500	255,920
Harley-Davidson, Inc.	1,200	88,524
Illinois Tool Works, Inc.	4,900	231,280
Rockwell Automation, Inc.	2,000	130,160

		722,180
Medical-Hospitals - 0.15%
Health Management Associates, Inc., Class A	700	14,350
Manor Care, Inc.	600	28,512

		42,862
Metal & Metal Products - 0.24%
Reliance Steel & Aluminum Company	1,800	69,282

Mobile Homes - 0.19%
Thor Industries, Inc.	1,200	54,312

Office Furnishings & Supplies - 0.63%
Office Depot, Inc. *	4,700	177,942

Petroleum Services - 0.42%
Baker Hughes, Inc.	1,600	117,488

Pharmaceuticals - 8.54%
Abbott Laboratories	5,100	237,966

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Allergan, Inc.	1,200	$139,896
AmerisourceBergen Corp.	200	9,198
Barr Pharmaceuticals, Inc. *	800	40,864
Bristol-Myers Squibb Company	3,400	84,422
Celgene Corp. *	1,500	83,595
Forest Laboratories, Inc. *	5,400	262,980
Gilead Sciences, Inc. *	800	52,736
King Pharmaceuticals, Inc. *	1,600	26,448
Merck & Company, Inc.	20,100	894,651
Pfizer, Inc.	21,200	582,788

		2,415,544
Railroads & Equipment - 1.40%
Burlington Northern Santa Fe Corp.	2,800	210,448
Norfolk Southern Corp.	2,300	113,275
Union Pacific Corp.	800	72,416

		396,139
Retail Grocery - 0.38%
The Kroger Company	5,000	107,300

Retail Trade - 13.56%
Abercrombie & Fitch Company., Class A	400	26,976
American Eagle Outfitters, Inc.	1,400	63,252
AnnTaylor Stores Corp. *	1,000	34,500
Bed Bath & Beyond, Inc. *	2,700	104,625
Best Buy Company, Inc.	2,100	115,437
BJ's Wholesale Club, Inc. *	400	12,920
Circuit City Stores, Inc.	2,200	54,912
Claire's Stores, Inc.	2,300	73,393
Costco Wholesale Corp.	3,200	167,232
CVS Corp.	1,300	37,401
Dollar General Corp.	3,200	49,728
Dollar Tree Stores, Inc. *	1,400	42,014
Family Dollar Stores, Inc.	2,300	64,147
Gap, Inc.	700	13,104
Home Depot, Inc.	24,500	930,265
J.C. Penney Company, Inc.	600	46,404
Kohl's Corp. *	4,200	292,320
Limited Brands, Inc.	1,900	60,211
Lowe's Companies, Inc.	19,700	594,152
PETsMART, Inc.	700	20,706
Staples, Inc.	4,800	122,256
Target Corp.	100	5,809
The TJX Companies, Inc.	1,600	43,872
Walgreen Company	4,500	182,205
Wal-Mart Stores, Inc.	14,700	677,670

		3,835,511
Sanitary Services - 0.71%
Allied Waste Industries, Inc. *	1,000	12,680
Ecolab, Inc.	1,000	44,350
Waste Management, Inc.	3,900	142,779

		199,809

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors - 0.46%
Intel Corp.	5,000	$106,750
Lam Research Corp. *	300	15,780
Micron Technology, Inc. *	500	7,300

		129,830
Software - 3.26%
BEA Systems, Inc. *	7,200	99,144
BMC Software, Inc. *	2,400	78,144
Citrix Systems, Inc. *	3,100	89,094
Intuit, Inc. *	1,700	53,516
Microsoft Corp.	5,600	164,248
Oracle Corp. *	23,000	437,690

		921,836
Steel - 0.44%
Nucor Corp.	2,100	125,685

Telecommunications Equipment &
Services - 1.96%
ADTRAN, Inc.	700	15,253
Corning, Inc. *	1,300	28,028
QUALCOMM, Inc.	13,200	482,988
Tellabs, Inc. *	2,800	28,112

		554,381
Telephone - 1.62%
AT&T, Inc.	4,100	139,031
BellSouth Corp.	5,500	245,245
Harris Corp.	600	25,266
Qwest Communications International, Inc. *	6,300	48,447

		457,989
Tobacco - 1.16%
Altria Group, Inc.	3,000	252,630
Reynolds American, Inc.	200	12,848
UST, Inc.	1,100	61,578

		327,056
Toys, Amusements & Sporting Goods - 0.04%
Mattel, Inc.	500	10,975

Transportation - 1.48%
C.H. Robinson Worldwide, Inc.	4,200	184,800
Expeditors International of Washington, Inc.	5,200	235,248

		420,048
Trucking & Freight - 3.06%
CSX Corp.	2,000	71,720
Fedex Corp.	6,300	727,209
Landstar Systems, Inc.	200	9,008
Ryder Systems, Inc.	1,100	57,387

		865,324

TOTAL COMMON STOCKS (Cost $25,392,120)		$27,227,658

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.64%
Repurchase Agreement with State
Street Corp. dated 11/30/2006 at
3.95% to be repurchased at
$1,879,206 on 12/01/2006,
collateralized by $1,840,000
Federal Home Loan Bank, 5.375%
due 05/15/2019 (valued at
$1,918,200, including interest) (c)	$1,879,000	$1,879,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,879,000)		$1,879,000

Total Investments (Growth Fund)
(Cost $27,271,120) - 102.89%		$29,106,658
Liabilities in Excess of Other Assets - (2.89)%		(816,226)

TOTAL NET ASSETS - 100.00%		$28,290,432

Footnotes

Percentages are states as a percent of net assets.

Key to Security Abbreviations and Legend

ADR – American Depositary Receipts

* Non-Income Producing

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank

JOHN HANCOCK FUNDS III
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at November 30, 2006:
					Unrealized
					Appreciation
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

Growth	S&P 500 Index	1	Long	Dec 2006	($832)

					($832)

At November 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Unrealized	Unrealized	Net Unrealized
Fund		Appreciation	(Depreciation)	Appreciation/ (Depreciation)

Growth		$2,097,231	($261,693)	$1,835,538

For more information

Trustees
James M. Oates, *Chairman**
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook
William H. Cunningham
Charles L. Ladner*
Hassell H. McClellan

* Members of the Audit Committee
† Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Investment
Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo,
Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Fund.

860Q3 11/06
1/07

John Hancock
MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)
(showing percentage of total net assets)

International Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.33%

Australia - 4.98%
Australia and New Zealand Banking Group,
Ltd.	2,763	$62,068
BHP Billiton, Ltd.	2,238	46,352
Coles Myer, Ltd.	3,379	35,378
CSL, Ltd.	1,568	73,419
CSR, Ltd.	17,494	44,202
Lihir Gold, Ltd. *	8,098	19,438
Macquarie Bank, Ltd.	932	53,589
Newcrest Mining, Ltd.	1,573	32,156
NRMA Insurance Group, Ltd.	17,611	80,375
Promina Group, Ltd.	14,114	72,996
QBE Insurance Group, Ltd.	3,351	68,504
Rio Tinto, Ltd.	1,708	100,069
Westpac Banking Corp., Ltd.	1,557	29,998
Woodside Petroleum, Ltd.	692	20,523
Woolworths, Ltd.	1,871	32,501
WorleyParsons, Ltd.	2,114	31,932
Zinifex, Ltd.	11,249	151,264

		954,764
Austria - 0.17%
OMV AG	621	33,351

Belgium - 2.14%
Belgacom SA	1,196	51,290
Colruyt SA	104	19,707
Fortis Group SA	3,429	140,003
Interbrew	647	42,512
KBC Bancassurance Holding NV	616	69,391
UCB SA	855	54,308
Union Miniere SA	222	33,412

		410,623
Bermuda - 0.22%
Esprit Holdings, Ltd.	4,000	41,475

Canada - 1.81%
Canadian Natural Resources, Ltd.	1,000	54,234
EnCana Corp.	1,900	98,816
Goldcorp, Inc.	1,000	31,287
Petro-Canada	1,100	49,625
Royal Bank of Canada	1,600	74,690
Teck Cominco, Ltd.	500	37,697

		346,349
Cayman Islands - 0.20%
Foxconn International Holdings, Ltd. *	13,000	39,277

Denmark - 0.49%
Novo Nordisk AS	900	69,567
Topdanmark AS *	150	23,989

		93,556
Finland - 2.36%
Fortum Corp. Oyj	1,800	52,679
Metso Oyj	1,300	59,956
Nokia AB Oyj	8,221	165,593

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Rautaruukki Oyj	1,700	$61,970
Sampo Oyj, A Shares	2,400	60,691
YIT Oyj	2,000	52,034

		452,923
France - 10.30%
BNP Paribas SA	1,439	155,231
Carrefour SA	1,637	102,481
Casino Guich-Perrachon SA	262	23,938
Credit Agricole SA	1,271	53,883
Electricite de France *	375	24,068
European Aeronautic Defence &
Space Company	1,326	39,053
Gaz de France	547	23,646
Groupe Danone SA	214	32,975
L'Oreal SA	949	95,766
LVMH Moet Hennessy SA	210	21,804
Peugeot SA	1,705	106,444
Publicis Groupe SA	486	18,831
Renault Regie Nationale SA	1,386	166,330
Sanofi-Aventis	353	31,035
Societe Generale	979	164,223
Societe Television Francaise 1	530	19,636
Total SA	10,977	779,477
Vallourec SA	437	117,519

		1,976,340
Germany - 4.59%
Altana AG	1,163	67,918
Bayerische Motoren Werke (BMW) AG	1,284	70,932
Beiersdorf AG	320	18,909
Continental AG	390	44,352
Deutsche Boerse AG	508	85,147
Fresenius Medical Care AG	384	51,598
Hypo Real Estate Holding AG	494	28,784
Merck & Company AG	160	17,578
Metro AG	319	19,903
Puma AG	200	72,471
Salzgitter AG	849	102,179
SAP AG	279	58,403
Solarworld AG	948	57,952
Thyssen Krupp AG	1,914	73,959
United Internet AG	3,772	57,021
Volkswagen AG	496	54,098

		881,204
Hong Kong - 0.38%
Hong Kong Electric Holdings, Ltd.	10,000	47,184
Hong Kong Exchange & Clearing, Ltd.	3,000	26,420

		73,604
Ireland - 1.44%
Allied Irish Banks PLC	759	21,186
Anglo Irish Bank Corp. PLC	1,784	33,947
Bank of Ireland	1,263	27,132

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
C&C Group PLC	3,710	$56,576
CRH PLC	2,276	85,865
Depfa Bank PLC	1,556	28,288
Irish Life & Permanent PLC	911	22,953

		275,947
Italy - 3.98%
Banco Popolare Di Verona e Novara SpA	3,248	91,395
Enel SpA	3,885	39,720
Eni SpA	14,350	470,392
Saipem SpA	2,112	53,268
UniCredito Italiano SpA	12,592	108,868

		763,643
Japan - 24.95%
AEON Company, Ltd.	2,400	56,698
Aiful Corp.	450	14,408
Aisin Seiki Company	1,500	47,378
Asahi Breweries, Ltd.	1,000	14,451
Astellas Pharmaceuticals, Inc.	1,500	65,680
Canon, Inc.	7,700	407,788
Central Japan Railway Company, Ltd.	5	54,084
Chiyoda Corp.	1,000	18,951
Chubu Electric Power Company, Inc.	1,800	54,206
Daiichi Sankyo Company, Ltd.	1,800	55,452
Daikin Industries, Ltd.	1,000	31,931
Denso Corp.	2,800	106,369
East Japan Railway Company	11	77,293
Fanuc, Ltd.	300	27,388
Fast Retailing Company, Ltd.	500	44,176
Honda Motor Company, Ltd.	14,900	528,643
Hoya Corp.	2,600	102,596
Ibiden Company, Ltd.	500	25,095
Inpex Holdings, Inc. *	2	17,255
Itochu Corp.	7,000	56,637
Japan Tobacco, Inc.	4	17,757
JFE Holdings, Inc.	1,600	73,936
Kansai Electric Power Company, Ltd.	2,100	52,518
Kawasaki Heavy Industries, Ltd.	4,000	14,261
Kawasaki Kisen Kaisha, Ltd.	4,000	28,660
KDDI Corp.	3	20,093
Keyence Corp.	100	23,001
Kirin Brewery Company, Ltd.	3,000	42,368
Komatsu, Ltd.	3,000	54,647
Konica Minolta Holdings, Inc.	2,500	36,345
Kubota Corp.	2,000	17,636
LeoPalace21 Corp.	1,100	37,028
Mazda Motor Corp.	4,000	27,484
Mitsubishi Corp.	1,000	18,692
Mitsubishi Estate Company, Ltd.	4,000	98,996
Mitsubishi Gas & Chemicals Company, Inc.	4,000	39,079
Mitsubishi Rayon Company, Ltd.	3,000	20,457
Mitsubishi UFJ Financial Group, Inc.	13	166,494

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsui Fudosan Company, Ltd.	3,000	$70,613
Mitsui O.S.K. Lines, Ltd.	4,000	36,725
Mitsui Trust Holdings, Inc.	5,000	53,133
Mizuho Financial Group, Inc.	4	29,491
Nikon Corp.	1,000	20,682
Nintendo Company, Ltd.	500	119,418
Nippon Oil Corp.	4,000	28,487
Nippon Yusen Kabushiki Kaisha	7,000	49,126
Nissan Motor Company, Ltd.	17,300	211,385
Nitto Denko Corp.	700	33,861
Nomura Holdings, Inc.	3,100	54,457
Olympus Optical Company, Ltd.	1,000	31,412
Orix Corp.	170	46,634
Osaka Gas Company, Ltd.	14,000	50,519
Resona Holdings, Inc. *	50	148,408
Ricoh Company, Ltd.	4,000	76,151
SBI Holdings, Inc.	66	23,217
Sega Sammy Holdings, Inc.	1,200	30,270
Sekisui House, Ltd.	2,000	30,305
Seven & I Holdings Company, Ltd.	1,100	35,125
Sharp Corp.	1,000	16,866
Shin-Etsu Chemical Company, Ltd.	1,200	79,439
Shinsei Bank, Ltd.	3,000	17,809
SOFTBANK Corp.	2,200	46,166
Sony Corp.	1,100	43,596
Sumitomo Chemical Company, Ltd.	6,000	40,395
Sumitomo Metal Mining Company, Ltd.	4,000	52,406
Sumitomo Mitsui Financial Group, Inc.	3	31,672
Sumitomo Realty &
Development Company, Ltd.	2,000	63,863
Suzuki Motor Corp.	1,300	37,349
Takeda Pharmaceutical Company, Ltd.	2,100	137,383
TDK Corp.	200	15,334
Terumo Corp.	1,000	40,671
Tokyo Gas Company, Ltd.	9,000	44,704
Tokyo Steel Manufacturing Company, Ltd.	1,100	16,315
Toray Industries, Inc.	4,000	29,803
Toyota Motor Corp.	4,200	255,140
Toyota Tsusho Corp.	1,000	26,134
Trend Micro, Inc.	500	15,144

		4,785,539
Netherlands - 7.02%
ABN AMRO Holdings NV	3,957	119,164
Akzo Nobel NV	753	43,226
ASML Holding NV *	724	18,011
Euronext NV	781	89,635
Heineken NV	2,722	132,830
ING Groep NV	8,968	382,804
Randstad Holdings NV	943	60,548
Reed Elsevier NV	1,898	32,014
Royal Dutch Shell PLC, A Shares	6,368	225,706
Royal Dutch Shell PLC, B Shares	5,120	183,186

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
TNT Post Group NV	1,386	$58,390

		1,345,514
Norway - 0.85%
Norsk Hydro ASA	1,342	33,260
Statoil ASA	2,350	65,308
Telenor ASA	3,800	65,307

		163,875
Portugal - 0.09%
Portugal Telecom, SGPS, SA	1,360	17,529

Singapore - 0.59%
CapitaLand, Ltd. *	14,000	56,916
Singapore Telecommunications, Ltd.	30,000	56,201

		113,117
Spain - 2.12%
Acerinox SA	977	26,727
ACS Actividades SA	631	35,294
Banco Popular Espanol SA	2,197	38,660
Gamesa Corp. Tecno SA	1,038	27,364
Iberdrola SA	1,345	59,748
Industria de Diseno Textil SA	2,782	141,181
Repsol SA	569	20,448
Telefonica SA	2,780	56,365

		405,787
Sweden - 4.17%
Alfa Laval AB	700	27,198
Assa Abloy AB, Series B	2,000	40,757
Atlas Copco AB, Series A	2,000	58,978
Atlas Copco AB, Series B	1,800	51,631
Boliden AB	2,950	71,234
Electrolux AB, Series B	2,300	43,253
Getinge AB, Series B	1,000	18,879
Hennes & Mauritz AB, Series B	450	21,008
Nordea Bank AB	3,400	48,066
Sandvik AB	4,200	54,090
Scania AB, Series B	800	54,675
Skandinaviska Enskilda Banken AB, Series A	2,000	58,831
SKF AB, Series B	3,200	52,451
Ssab Svenskt Stal AB, Series A	2,400	50,577
Svenska Cellulosa AB, Series B	1,700	83,469
Swedish Match AB	3,600	63,880

		798,977
Switzerland - 5.80%
Actelion, Ltd. *	267	47,685
Adecco SA	559	37,094
Compagnie Financiere
Richemont AG, Series A	352	18,989
Credit Suisse Group AG	826	54,708
Geberit AG	57	82,793
Nestle SA	204	72,117
Novartis AG	2,546	148,626

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Phonak Holding AG	294	$22,027
Roche Holdings AG	812	146,921
Serono AG, Series B	69	62,798
Societe Generale de Surveillance Holdings AG	17	18,171
Swatch Group AG, BR shares	97	20,571
Swiss Re	804	68,739
Synthes AG	369	43,421
UBS AG *(c)	3,756	226,167
Zurich Financial Services AG	157	40,872

		1,111,699
United Kingdom - 17.68%
Alliance & Leicester PLC	867	18,609
Anglo American PLC	8,878	412,917
AstraZeneca Group PLC	4,288	249,083
Aviva PLC	4,569	70,850
Barclays PLC	5,393	72,265
Barratt Developments PLC	3,513	76,403
BG Group PLC	2,860	38,549
BHP Billiton PLC	3,264	62,022
British American Tobacco Australasia, Ltd.	1,180	33,436
British Sky Broadcasting Group PLC	3,003	31,251
BT Group PLC	25,233	141,233
Capita Group PLC	5,094	57,526
Centrica PLC	29,226	190,343
Compass Group PLC	4,252	24,029
Countrywide PLC	1,729	17,295
Dixons Group PLC	8,113	31,152
George Wimpey PLC	5,315	57,876
GlaxoSmithKline PLC	10,212	271,665
HSBC Holdings PLC	2,614	48,281
Imperial Tobacco Group PLC	3,216	118,357
Inchcape PLC	2,409	23,706
International Power PLC	3,507	23,427
Ladbrokes PLC	3,543	28,133
Land Securities Group PLC	946	39,584
Man Group PLC	17,785	165,997
Marks & Spencer Group PLC	10,699	143,891
National Grid PLC, ADR	5,704	77,218
Next Group PLC	3,078	107,884
Northern Rock PLC	2,835	63,360
Persimmon PLC	884	25,414
Reckitt Benckiser PLC	1,251	55,721
Rio Tinto PLC	3,908	208,926
Royal Bank of Scotland Group PLC	4,473	162,240
Scottish & Southern Energy PLC	1,533	43,921
Tesco PLC	5,014	38,628
Travis Perkins PLC	867	29,620
William Morrison Supermarket PLC	25,417	129,876

		3,390,688

TOTAL COMMON STOCKS (Cost $16,289,113)		$18,475,781

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.19%

Germany - 0.19%
Porsche AG, Non-Voting	32	$37,173

TOTAL PREFERRED STOCKS (Cost $30,139)		$37,173

REPURCHASE AGREEMENTS - 2.12%
Repurchase Agreement with State
Street Corp. dated 11/30/2006 at
3.95% to be repurchased at
$407,045 on 12/01/2006,
collateralized by $400,000 Federal
Home Loan Bank, 5.375% due
05/15/2019 (valued at $417,000,
including interest) (c)	$407,000	$407,000

TOTAL REPURCHASE AGREEMENTS
(Cost $407,000)		$407,000

Total Investments (International Growth Fund)
(Cost $16,726,252) - 98.64%		$18,919,954

Other Assets in Excess of Liabilities - 1.36%		260,517

TOTAL NET ASSETS - 100.00%		$19,180,471

Footnotes

Percentages are states as a percent of net assets.

Key to Security Abbreviations and Legend

ADR – American Depositary Receipts

* Non-Income Producing

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank

JOHN HANCOCK FUNDS III
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at November 30, 2006:

					Unrealized
					Appreciation
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

International Growth	TOPIX Index	1	Long	Dec 2006	($1,881)

					($1,881)

At November 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

	Unrealized	Unrealized	Net Unrealized
Fund	Appreciation	(Depreciation)	Appreciation/ (Depreciation)

International Growth	2,261,224	(67,522)	2,193,702

For more information

Trustees
James M. Oates, *Chairman**
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook
William H. Cunningham
Charles L. Ladner*
Hassell H. McClellan

* Members of the Audit Committee
† Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Investment
Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo,
Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q3 11/06
1/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007